(LOGO)
                              n/i NUMERIC INVESTORS
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]


                              n/i NUMERIC INVESTORS
                              Emerging Growth Fund

                              n/i NUMERIC INVESTORS
                                   Growth Fund

                              n/i NUMERIC INVESTORS
                                  Mid Cap Fund

                              n/i NUMERIC INVESTORS
                              Small Cap Value Fund

                               Semi-Annual Report
                                February 28, 2003

                                     (LOGO)
                              n/i NUMERIC INVESTORS
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
                                ADVISER'S REPORT

March 31, 2003

Dear Shareholder:

We are pleased to provide you with a semi-annual report on the performance of the n/i NUMERIC INVESTORS FAMILY OF FUNDS (the "Funds") for the period September 1, 2002 through February 28, 2003, the first half of our Funds' current fiscal year.

The table below compares the returns of our four Funds with their benchmarks for several time periods all ended on February 28, 2003.

                                                                        THREE YEARS        FIVE YEARS         AVERAGE
                                 SIX MONTHS          ONE YEAR          (ANNUALIZED)       (ANNUALIZED)        ANNUAL
                                    ENDED              ENDED               ENDED              ENDED        RETURN SINCE
                              FEBRUARY 28, 2003  FEBRUARY 28, 2003   FEBRUARY 28, 2003  FEBRUARY 28, 2003   INCEPTION*
                              -----------------  -----------------   -----------------  -----------------  ------------
EMERGING GROWTH FUND               (4.23)%            (12.39)%             (9.29)%           +5.00%           +11.52%
Russell 2000 Growth Index          (5.55)%            (26.79)%            (27.52)%           (8.91)%           (4.96)%
DIFFERENCE                         +1.32%             +14.40%             +18.23%           +13.91%           +16.48%

GROWTH FUND                        (5.62)%            (18.24)%            (19.14)%           (1.94)%           +3.33%
Russell 2500 Growth Index          (4.38)%            (24.58)%            (25.98)%           (5.39)%           (1.45)%
DIFFERENCE                         (1.24)%             +6.34%              +6.84%            +3.45%            +4.78%

MID CAP FUND                       (8.02)%            (18.25)%             (6.62)%           +0.55%            +7.88%
S&P Midcap Index                   (7.79)%            (18.67)%             (3.09)%           +4.00%            +9.41%
Russell Mid Cap Index              (5.29)%            (17.61)%             (7.36)%           +0.37%            +6.14%
DIFFERENCE (S&P MIDCAP)            (0.23)%             +0.42%              (3.53)%           (3.45)%           (1.53%)

SMALL CAP VALUE FUND               (8.87)%             (9.14)%            +22.98%             N.A.            +13.91%
Russell 2000 Value Index           (8.50)%            (18.40)%             +4.08%             N.A.             +4.05%
DIFFERENCE                         (0.37)%             +9.26%             +18.90%             N.A.             +9.86%

----------
*Inception Dates: June 3, 1996 for all Funds except n/i Small Cap Value Fund, which was launched on November 30, 1998.

Examining the first column, we observe that all of the Funds' returns and the returns of their respective benchmarks were modestly negative over the most recent six months. Furthermore, this was not a period in which our quantitative investment processes were able to add value. Only one of our Funds (Emerging Growth) was able to produce a return better than the return of its benchmark. Clearly, the bear market has continued and we were unsuccessful in mitigating its damage during this period.

In the second column that covers the most recent year ended February 28th, we observe negative absolute returns for our Funds and an even more severe bear-market environment for the benchmarks. Returns for our Funds ranged from -9.1% to -18.3% for the full year. Twelve-month losses FOR THE BENCHMARKS were between -18.4% and -26.8%, indicating that all our Funds were successful in mitigating the rate of market decline and producing positive excess returns.

The third column presents the annualized returns of our Funds versus their benchmarks over the three-year period ended February 28th. This is an especially poignant period to examine because just three years ago the market was within ten days of reaching its all-time peak during the New Economy Bubble. We scarcely need remind you of market conditions since the peak; suffice to say that the two growth benchmarks we track have been declining at the rates of 26.0% and 27.5% PER YEAR over the past three years. Only the Russell 2000 Value Index benchmark, containing small-cap value stocks, has produced a positive rate of return during this difficult period. We believe the success of this Index was due precisely to its being so out-of-favor, so boring, so "Old Economy" three years ago when investors said "it was different this time". Over this three-year period, three of our four Funds were able to generate excess returns relative to their benchmarks, thus providing a cushion to our shareholders in a difficult market environment. The ANNUALIZED rate of excess return for our Funds for this period ranged from +18.2% for the Emerging Growth and +18.9% for Small Cap Value to -3.5% for our Midcap Fund.

Since inception, three of our four Funds have generated positive excess returns compared to their benchmarks.

Picking up on the previous paragraphs, this report will discuss two important ingredients to successful long-term investing:

1. the value of preserving wealth in falling markets, and
2. the need to ignore (if not be contrary to) recent returns.

PRESERVING WEALTH IN A FALLING MARKET

Our Funds were not able to add value during the last six months because of severe underperformance during October and November. Otherwise the period was modestly successful. The lavender bars in Chart One plot the spread in returns of each of our funds versus their benchmarks, for each of the last six months. The black bar is the monthly total return of the S&P 500 Index, which we selected as the most widely followed measure of broad market activity in the United States.

                                    CHART ONE

                  MONTHLY EXCESS RETURN OF THE n/i MUTUAL FUNDS
                  VERSUS THE TOTAL RETURN OF THE S&P 500 INDEX

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        Midcap Fund      Growth Fund    Emerging Growth Fund     Small Cap Value Fund
      Excess Return     Excess Return      Excess Return            Excess Return       S&P Index Total Return
2-Sep      0.21              2.38              1.63                     -0.33                  -10.87
2-Oct     -2.33             -3.77             -3.27                     -1.73                     8.8
2-Nov     -1.32             -5.31             -3.48                     -4.87                    5.88
2-Dec      1.28              2.59              3.09                      3.45                   -5.86
3-Jan      1.33              1.84              2.98                      2.41                   -2.62
3-Feb      0.32              0.16             -0.25                       0.3                    -1.5

Note how each monthly cluster of lavender bars tends to point uniformly upward or downward in each of the past six months, demonstrating that all of our Funds tend to add or subtract value relative to their respective benchmarks at the same time. This is because all of our mutual funds are managed using the same family of quantitative stock-selection techniques and because the market tends to reward or punish these techniques across the whole market.

Also note how the black bars, indicating the return of the market in each month, point in the opposite direction to the cluster of lavender bars. When the market went up, our excess returns were negative, and vice versa. Surely this has been a helpful tendency over the past three years of a bear market when the market went down more often than up. However one would not want to have such a tendency over the very long-term, because markets (in the past at least) have tended to go up more often than down.

Chart Two confirms that in the three years since the demise of the New Economy Bubble, our Funds have tended to add value in falling markets and lose value in rising markets. Each label represents a month's return on the S&P 500 Index and the AVERAGE excess return of our four Funds in combination. Note how the cloud of monthly labels has a negative slope, thus confirming that better market returns have indeed been associated with less added value from our Funds.

                                    CHART TWO

             AVERAGE MONTHLY EXCESS RETURNS OF THE n/i MUTUAL FUNDS
                  VERSUS THE TOTAL RETURN OF THE S&P 500 INDEX
                       (APRIL 2000 THROUGH FEBRUARY 2003)

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                         MONTHLY EXCESS RETURN            MONTHLY TOTAL RETURN
                       OF THE FUND COMPOSITE (%)        OF THE S&P 500 INDEX (%)
Apr-00                          -3.18                              3.365
May-00                          -2.08                              0.525
Jun-00                           2.45                               1.23
Jul-00                          -1.56                             0.4125
Aug-00                           6.21                              -0.32
Sep-00                          -5.28                             1.6925
Oct-00                          -0.42                              0.625
Nov-00                          -7.89                             -0.165
Dec-00                           0.47                             2.3475
Jan-03                           3.57                            -2.4225
Feb-03                          -9.11                             0.3375
Mar-03                          -6.35                               0.06
Apr-03                           7.78                              -0.09
May-03                           0.67                             0.6525
Jun-03                          -2.44                             0.5975
Jul-03                          -0.98                             1.8225
Aug-03                          -6.26                               0.96
Sep-03                          -8.09                               2.13
Oct-03                           1.91                              -0.93
Nov-03                           7.67                            -2.5925
Dec-03                           0.88                             -0.245
Jan-03                          -1.46                             3.4025
Feb-03                          -1.93                              2.095
Mar-03                           3.77                            -0.2675
Apr-03                          -6.07                             1.7025
May-03                          -0.74                              2.005
Jun-03                          -7.12                             1.9775
Jul-03                           -7.8                             1.6375
Aug-03                           0.66                             1.9625
Sep-03                         -10.87                             0.9725
Oct-03                            8.8                             -2.775
Nov-03                           5.88                             -3.745
Dec-03                          -5.86                             2.6025
Jan-03                          -2.62                               2.14
Feb-03                           -1.5                             0.1325

What do we make of this tendency to add more value in a falling market? Is this a good thing? What causes it?

IS ADDING VALUE IN A FALLING MARKET AS VALUABLE AS ADDING VALUE IN A RISING MARKET?

A simple thought experiment will reveal if adding value in a falling market is a good thing.

What is often lost on investors is that a loss of a certain magnitude is far more damaging to final wealth than a gain of the same magnitude is positive for final wealth. During the latter 1990s, investors sought maximum growth and appreciation as the growth indices were climbing at extraordinary rates. Leaving aside the question of whether investors bought into this trend after it was largely played out, were investors understanding the risks they were taking?

A popular demonstration of the magic of compounding is the question: "How would you feel about an investment that went up 50% on day one and down 50% on day two?" At first blush, this sounds like a wash, with zero return. Most stock-market investors would prefer a zero return to the returns sustained in recent years. First blush is absolutely the wrong conclusion however, because a dollar invested climbs 50 cents to $1.50 at the end of day one but then drops 75 cents (50% of $1.50) in day two. Thus the investor is not even on the two trades but has instead sustained a loss of 25% to his portfolio.

What about adding value on the decline but at the cost of underperformance during a rising market? Instead of a 50% gain on day one an investment manager can only earn 40% (thus under-performing by 10%), but during the second day the manager only loses 40% (thus out-performing by 10%). Is the investor better off with this manager even though the manager has not added value on average for the two periods? Surprisingly, the answer is yes, because at the end of day two the investor has 84 cents remaining. A 40% gain followed by a 40% loss is less costly than a 50% gain and loss.

If you postulate that the investment manager under-performs by less (say 5%) in the bull market than the 10% she outperforms in the bear market, then the investor is further ahead with 87 cents remaining after day two. Conversely, if she adds 10% in the bull market of day one but under-performs by 5% in the bear market, the investor is worse off with only 72 cents remaining, even though the manager added value on average over the two periods. This simple thought experiment demonstrates how the ability to add value in a bear market is generally more valuable than out-performance in a bull market.

Where this conclusion is vulnerable is during prolonged bull markets. Historically, bull markets have been longer-lived than bear markets, so many periods of persistent underperformance in a bull market may not leave the investor ahead if bear markets are infrequent and if the market climbs on average over long periods.

Numeric has been managing quantitative investment strategies since 1989. Most of this period could be considered a bull market and most of our strategies were successful at adding value most of the time. Thus we believe that our strategies should normally be successful in rising markets as well as falling and we design them with this explicit objective in mind. Of course, we must emphasize that PRIOR RETURNS ARE NOT NECESSARILY INDICATIVE OF FUTURE SUCCESS and there is no guarantee that we will be successful in adding value or earning positive returns!

We perceive that the success of our strategies in recent years has been due to market conditions that favored a rational-market strategy seeking attractive valuations and favorable information flow. Three years ago, valuations were as widely stretched as has ever been seen, with New Economy stocks selling at prices completely disconnected from their earnings while Old Economy stocks languished at bargain levels. Furthermore the market justified their lofty valuations by assuming that New Economy stocks would be immune to the business cycle. The reality has been somewhat different and prices have been correcting for most of the past three years, consistent with more rational valuations and the newly revealed information of business-cycle vulnerability (and occasionally accounting excesses). At times the market has tried to rally in response to Fed action or in an effort to "time the bottom". We believe these rallies have been sparked by hope, not reality. Companies with the least attractive valuations and information flow rally briefly, only to fall back in subsequent months. We believe our models are based on rational investor action and will fail during these speculative episodes, but rebound when reality is restored. Again however, we re-emphasize that PAST SUCCESS DOES NOT INDICATE FUTURE SUCCESS.

In summary, we believe that adding value in bear markets is more valuable than in bull markets. And we have expressed our conviction that we can be successful in rising markets as well, provided that they are not driven by speculation.

A SUGGESTION ABOUT IGNORING RECENT RETURNS

Growth stocks and the New Economy have hurt investors so badly that no one wants to be reminded of them. Tremendous (if only momentary) wealth has been destroyed and investors' retirement and second-home plans have been deferred. You never hear anyone bragging about a growth stock at a cocktail party anymore. Partially because this is the asset class everyone wants to forget, we see evidence that now may be the time to invest in it. This cautious forecast is not a market timing call but rather a preference for growth stocks over value stocks. We leave it to you to decide when the market will resume its climb.

                                   CHART THREE

                 THREE-YEAR TOTAL RETURNS OF THE RUSSELL INDICES
                            THROUGH FEBRUARY 28, 2003

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                               GROWTH             VALUE
RUSSELL TOP 200                 -56%              -19%
RUSSELL MIDCAP                  -59%               17%
RUSSELL 2000                    -62%               16%

Chart Three displays the damage to growth stocks since the bursting of the New Economy Bubble three years ago. The Chart plots returns to the Growth and Value halves of the Russell Top 200, Russell Midcap, and Russell 2000 Indices to differentiate returns across the largest, midcap, and small cap stocks. Uniformly across all three capitalization strata, growth indices have declined over 50% and dramatically under-performed their value-index siblings over the past three years. Indeed the mid- and small-cap Value indices have actually appreciated over this period.

Much of the differential in returns between the Growth and Value indices stems from the extraordinary spread in valuations between these indices at the peak of the Bubble. Chart Four plots the spread in price-earnings ratios between the Russell 3000 Growth and Value Indices since the beginning of these indices in March 1979. Note how the Growth Index has tended to sell at a price earnings multiple of around 150% of the multiple of the Value Index, except during the Bubble, when Growth stocks were briefly more than three times as expensive as Value stocks. Since the Bubble burst and the Growth indices have collapsed, the valuation spread has collapsed back to a normal range. There is no longer an unusual valuation differential that the market must correct at the expense of Growth stocks, as has been true for most of the past three years.

                                   CHART FOUR

                        THE PRICE OF GROWTH VERSUS VALUE
   Ratio of Russell 3000 Growth & Value Index P/E Ratios through February 2003

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              RATIO OF THE CAPITALIZATION-WEIGHTED
                       AVERAGE P/E RATIOS
Mar-79                        1.45
Jun-79                        1.52
Sep-79                        1.48
Dec-79                        1.54
Mar-80                        1.49
Jun-80                        1.40
Sep-80                        1.52
Dec-80                        1.62
Mar-81                        1.60
Jun-81                        1.57
Sep-81                        1.52
Dec-81                        1.52
Mar-82                        1.44
Jun-82                        1.43
Sep-81                        1.44
Dec-81                        1.52
Mar-83                        1.58
Jun-83                        1.59
Sep-83                        1.52
Dec-83                        1.52
Mar-84                        1.44
Jun-84                        1.52
Sep-84                        1.45
Dec-84                        1.41
Mar-85                        1.44
Jun-85                        1.42
Sep-85                        1.41
Dec-85                        1.44
Mar-86                        1.42
Jun-86                        1.43
Sep-86                        1.29
Dec-86                        1.33
Jan-87                        1.37
Feb-87                        1.42
Mar-87                        1.39
Apr-87                        1.37
May-87                        1.34
Jun-87                        1.48
Jul-87                        1.45
Aug-87                        1.44
Sep-87                        1.43
Oct-87                        1.36
Nov-87                        1.33
Dec-87                        1.43
Jan-88                        1.35
Feb-88                        1.38
Mar-88                        1.34
Apr-88                        1.33
May-88                        1.28
Jun-88                        1.37
Jul-88                        1.32
Aug-88                        1.30
Sep-88                        1.33
Oct-88                        1.32
Nov-88                        1.32
Dec-88                        1.35
Jan-89                        1.37
Feb-89                        1.34
Mar-89                        1.35
Apr-89                        1.36
May-89                        1.37
Jun-89                        1.41
Jul-89                        1.46
Aug-89                        1.42
Sep-89                        1.43
Oct-89                        1.41
Nov-89                        1.38
Dec-89                        1.39
Jan-90                        1.40
Feb-90                        1.36
Mar-90                        1.37
Apr-90                        1.39
May-90                        1.37
Jun-90                        1.53
Jul-90                        1.49
Aug-90                        1.45
Sep-90                        1.42
Oct-90                        1.42
Nov-90                        1.38
Dec-90                        1.37
Jan-91                        1.36
Feb-91                        1.32
Mar-91                        1.33
Apr-91                        1.28
May-91                        1.28
Jun-91                        1.26
Jul-91                        1.31
Aug-91                        1.32
Sep-91                        1.29
Oct-91                        1.28
Nov-91                        1.29
Dec-91                        1.35
Jan-92                        1.35
Feb-92                        1.30
Mar-92                        1.28
Apr-92                        1.24
May-92                        1.17
Jun-92                        1.26
Jul-92                        1.29
Aug-92                        1.30
Sep-92                        1.28
Oct-92                        1.30
Nov-92                        1.28
Dec-92                        1.24
Jan-93                        1.26
Feb-93                        1.15
Mar-93                        1.16
Apr-93                        1.14
May-93                        1.20
Jun-93                        1.23
Jul-93                        1.20
Aug-93                        1.21
Sep-93                        1.19
Oct-93                        1.23
Nov-93                        1.25
Dec-93                        1.26
Jan-94                        1.28
Feb-94                        1.29
Mar-94                        1.27
Apr-94                        1.27
May-94                        1.27
Jun-94                        1.30
Jul-94                        1.32
Aug-94                        1.37
Sep-94                        1.39
Oct-94                        1.41
Nov-94                        1.44
Dec-94                        1.43
Jan-95                        1.42
Feb-95                        1.44
Mar-95                        1.45
Apr-95                        1.45
May-95                        1.45
Jun-95                        1.44
Jul-95                        1.49
Aug-95                        1.44
Sep-95                        1.46
Oct-95                        1.48
Nov-95                        1.46
Dec-95                        1.44
Jan-96                        1.43
Feb-96                        1.44
Mar-96                        1.43
Apr-96                        1.45
May-96                        1.48
Jun-96                        1.60
Jul-96                        1.52
Aug-96                        1.53
Sep-96                        1.59
Oct-96                        1.54
Nov-96                        1.52
Dec-96                        1.53
Jan-97                        1.51
Feb-97                        1.48
Mar-97                        1.43
Apr-97                        1.46
May-97                        1.51
Jun-97                        1.52
Jul-97                        1.46
Aug-97                        1.45
Sep-97                        1.43
Oct-97                        1.44
Nov-97                        1.44
Dec-97                        1.42
Jan-98                        1.47
Feb-98                        1.46
Mar-98                        1.47
Apr-98                        1.48
May-98                        1.44
Jun-98                        1.63
Jul-98                        1.59
Aug-98                        1.58
Sep-98                        1.60
Oct-98                        1.58
Nov-98                        1.60
Dec-98                        1.67
Jan-99                        1.75
Feb-99                        1.66
Mar-99                        1.71
Apr-99                        1.60
May-99                        1.63
Jun-99                        1.83
Jul-99                        1.88
Aug-99                        1.99
Sep-99                        2.01
Oct-99                        2.04
Nov-99                        2.17
Dec-99                        2.36
Jan-00                        2.42
Feb-00                        2.70
Mar-00                        2.53
Apr-00                        2.53
May-00                        2.34
Jun-00                        3.33
Jul-00                        2.77
Aug-00                        3.05
Sep-00                        2.70
Oct-00                        2.48
Nov-00                        2.17
Dec-00                        2.01
Jan-01                        2.14
Feb-01                        1.86
Mar-01                        1.79
Apr-01                        2.00
May-01                        1.97
Jun-01                        1.81
Jul-01                        1.75
Aug-01                        1.68
Sep-01                        1.63
Oct-01                        1.72
Nov-01                        1.77
Dec-01                        1.73
Jan-02                        1.68
Feb-02                        1.59
Mar-02                        1.57
Apr-02                        1.51
May-02                        1.46
Jun-02                        1.41
Jul-02                        1.46
Aug-02                        1.42
Sep-02                        1.43
Oct-02                        1.44
Nov-02                        1.41
Dec-02                        1.40
Jan-03                        1.39
Feb-03                        1.40

Using a price-earnings ratio to value a stock implies certainty to both the price and the earnings. Whereas today's price is observable in the market, forecast earnings that the market uses to set prices are not observable a year in advance. Most of the time, realized earnings a year from now will be lower than the current earnings forecast. Indeed one of the greatest shocks to the New Economy hypothesis has been the disappointment in growth stock earnings. Currently however, growth stocks enjoy much more favorable earnings revisions than value stocks. Chart Five plots the huge disappointment to Growth stock earnings as the abrupt down-spike in early 2002. And the chart also reveals how strong growth-stock revisions have been compared to value-stock revisions in recent months.

                                   CHART FIVE

             SPREAD BETWEEN GROWTH AND VALUE INDEX DIFFUSION INDICES
          Russell 1000 Growth Index minus Russell 1000 Value Indices--
                            through late March 2003

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

3-MONTH AVERAGE SPREAD IN MONTHLY
        DIFFUSION INDICES

Dec-86
Jan-87
Feb-87
Mar-87       3.68
Apr-87       4.01
May-87       3.88
Jun-87       4.70
Jul-87       7.02
Aug-87       8.95
Sep-87       7.82
Oct-87       5.97
Nov-87       2.82
Dec-87       2.80
Jan-88       3.49
Feb-88       4.09
Mar-88       5.87
Apr-88       5.11
May-88       6.62
Jun-88       5.24
Jul-88       4.91
Aug-88       3.91
Sep-88       3.98
Oct-88       3.49
Nov-88       1.78
Dec-88       0.92
Jan-89       1.32
Feb-89       2.15
Mar-89       2.58
Apr-89       2.19
May-89       2.04
Jun-89       1.09
Jul-89       2.15
Aug-89       2.59
Sep-89       3.43
Oct-89       4.43
Nov-89       5.16
Dec-89       5.32
Jan-90       3.38
Feb-90       3.30
Mar-90       2.83
Apr-90       3.89
May-90       5.11
Jun-90       5.90
Jul-90       6.79
Aug-90       5.60
Sep-90       6.03
Oct-90       5.36
Nov-90       5.73
Dec-90       4.87
Jan-91       4.23
Feb-91       3.77
Mar-91       4.91
Apr-91       4.80
May-91       3.39
Jun-91       2.44
Jul-91       2.01
Aug-91       1.13
Sep-91       0.56
Oct-91       0.29
Nov-91      -0.15
Dec-91      -0.15
Jan-92      -0.25
Feb-92       2.20
Mar-92       2.52
Apr-92       2.00
May-92      -0.58
Jun-92      -1.28
Jul-92      -0.32
Aug-92       1.83
Sep-92       3.76
Oct-92       4.45
Nov-92       5.71
Dec-92       4.06
Jan-93       2.85
Feb-93       0.52
Mar-93      -0.92
Apr-93      -2.95
May-93      -5.29
Jun-93      -5.63
Jul-93      -4.18
Aug-93      -5.62
Sep-93      -5.99
Oct-93      -6.82
Nov-93      -4.17
Dec-93      -2.33
Jan-94      -0.68
Feb-94      -0.22
Mar-94      -0.51
Apr-94      -0.70
May-94       0.65
Jun-94       0.30
Jul-94       0.72
Aug-94       0.09
Sep-94       0.70
Oct-94       0.03
Nov-94       1.05
Dec-94       1.83
Jan-95       2.34
Feb-95       0.62
Mar-95      -0.58
Apr-95      -0.66
May-95       1.27
Jun-95       1.87
Jul-95       3.69
Aug-95       4.32
Sep-95       4.81
Oct-95       2.16
Nov-95       0.17
Dec-95      -1.28
Jan-96      -0.28
Feb-96       0.74
Mar-96       1.03
Apr-96       0.30
May-96      -1.29
Jun-96      -1.39
Jul-96      -1.16
Aug-96       0.29
Sep-96       1.55
Oct-96       1.42
Nov-96       1.27
Dec-96       0.88
Jan-97       2.11
Feb-97       2.63
Mar-97       4.23
Apr-97       3.55
May-97       2.18
Jun-97      -0.83
Jul-97       2.13
Aug-97       5.83
Sep-97       7.00
Oct-97       4.15
Nov-97       2.52
Dec-97       1.36
Jan-98       1.71
Feb-98       0.98
Mar-98       1.32
Apr-98       0.65
May-98       2.00
Jun-98       3.09
Jul-98       6.13
Aug-98       6.91
Sep-98       7.32
Oct-98       7.04
Nov-98       6.39
Dec-98      10.08
Jan-99      10.10
Feb-99      10.79
Mar-99       8.95
Apr-99       5.71
May-99       1.61
Jun-99      -1.18
Jul-99       0.46
Aug-99       3.41
Sep-99       6.31
Oct-99       7.77
Nov-99       8.55
Dec-99       6.92
Jan-00       7.61
Feb-00       7.18
Mar-00       7.46
Apr-00       7.43
May-00       5.90
Jun-00       7.16
Jul-00      10.31
Aug-00      10.95
Sep-00      10.16
Oct-00      10.75
Nov-00       9.64
Dec-00       7.86
Jan-01      -0.24
Feb-01      -6.18
Mar-01     -12.01
Apr-01     -18.11
May-01     -15.08
Jun-01      -9.17
Jul-01      -1.56
Aug-01       0.61
Sep-01       1.72
Oct-01       3.12
Nov-01       4.75
Dec-01       3.09
Jan-02      -0.09
Feb-02      -1.74
Mar-02      -3.31
Apr-02      -5.16
May-02      -4.49
Jun-02      -3.67
Jul-02      -3.72
Aug-02      -1.77
Sep-02       2.28
Oct-02       9.98
Nov-02      11.61
Dec-02      11.24
Jan-03      11.30
Feb-03      10.12
Mar-03       9.61

-----------------------------
AVG = +2.54%; STD DEV = 5.37%
-----------------------------

Because earnings revisions form trends that persist for a while, the current trend suggests that realized earnings may be more disappointing for value stocks than for growth stocks. If value stocks are no longer cheap when compared to growth stocks and their earnings realizations prove especially disappointing, one should expect growth stocks to outperform. We suspect that most investors are avoiding growth stocks because of the pain they caused over the past three years. We suspect that most investors would be wise to ignore the last three years' returns and focus on present information.

IN CONCLUSION

As we write this letter in late March we are constantly distracted by the enormity of the geopolitical news. Such news distracts the market from its basic function of allocating capital from bad to better investment opportunities. Such news also frightens investors and causes the stock market to have fewer buyers than sellers. Distracting the market can cause our Funds to struggle in their effort to add value versus their benchmarks because the market is not processing information rationally. Frightening investors will depress the market. We believe that such periods will pass and that our continued focus on investing rationally and striving to add value versus our benchmarks will serve our shareholders well over the long-term. Thank you for your continued business.


Sincerely,

/s/  LANGDON B. WHEELER

Langdon B. Wheeler, CFA
President & Chief Investment Officer
Numeric Investors L.P.(R)

                                     (LOGO)
                              n/i NUMERIC INVESTORS
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                              EMERGING GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                       VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
             COMMON STOCKS--96.0%
             ADVERTISING--0.7%
   21,700    Arbitron Inc.* .....................................   $   676,389
                                                                    -----------
             AEROSPACE & DEFENSE--1.9%
   10,800    Engineered Support Systems, Inc. ...................       389,988
   27,900    MTC Technologies, Inc.* ............................       507,780
   31,600    Teledyne Technologies Inc.* ........................       402,900
   70,000    Titan Corp. (The)* .................................       556,500
                                                                    -----------
                                                                      1,857,168
                                                                    -----------
             AIRLINES--1.2%
   50,300    AirTran Holdings, Inc.* ............................       299,285
   39,264    Atlantic Coast Airlines Holdings, Inc.* ............       247,363
   59,900    ExpressJet Holdings, Inc.* .........................       479,200
   11,500    SkyWest, Inc. ......................................       102,925
                                                                    -----------
                                                                      1,128,773
                                                                    -----------
             AUTOMOBILE PARTS & EQUIPMENT--0.5%
   40,200    Aftermarket Technology Corp.* ......................       455,868
                                                                    -----------
             BANKS--2.5%
   19,700    First BanCorp. .....................................       493,879
   29,400    Gold Banc Corporation, Inc. ........................       289,002
   18,900    Independent Bank Corp. .............................       402,003
    3,800    International Bancshares Corp. .....................       145,232
   32,435    R&G Financial Corp., Class B .......................       721,679
   17,100    S&T Bancorp, Inc. ..................................       436,392
                                                                    -----------
                                                                      2,488,187
                                                                    -----------
             BIOTECH--2.4%
   11,400    Adolor Corp.* ......................................       144,666
   16,900    Applera Corp. - Celera Genomics Group* .............       139,425
    2,400    Atrix Laboratories, Inc.* ..........................        28,296
   18,800    BioMarin Pharmaceutical Inc.* ......................       188,188
    5,049    Martek Biosciences Corp.* ..........................       123,140
   13,317    Neurocrine Biosciences, Inc.* ......................       561,045
   12,800    Regeneron Pharmaceuticals, Inc.* ...................       234,752
   17,262    Scios Inc.* ........................................       753,314
    4,526    Trimeris, Inc.* ....................................       181,130
                                                                    -----------
                                                                      2,353,956
                                                                    -----------
             BUILDING SUPPLIES--0.5%
   29,340    Building Materials Holding Corp. ...................       381,420
   18,000    Culp, Inc.* ........................................       108,000
                                                                    -----------
                                                                        489,420
                                                                    -----------

--------------------------------------------------------------------------------
                                                                       VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
CHEMICALS - SPECIALTY--1.2%
   40,700    MacDermid, Inc. ....................................   $   892,958
   19,400    Octel Corp. ........................................       312,340
                                                                    -----------
                                                                      1,205,298
                                                                    -----------
COMMERCIAL SERVICES--0.7%
   12,500    McGrath Rentcorp ...................................       281,500
   48,600    Sotheby's Holdings, Inc., Class A* .................       404,838
                                                                    -----------
                                                                        686,338
                                                                    -----------
COMPUTER COMPONENTS--0.6%
   73,800    Maxtor Corp.* ......................................       442,800
   18,200    Western Digital Corp.* .............................       147,966
                                                                    -----------
                                                                        590,766
                                                                    -----------
COMPUTER NETWORKING PRODUCTS--2.1%
   42,000    Avocent Corp.* .....................................     1,168,440
   42,940    NetScreen Technologies, Inc.* ......................       838,618
                                                                    -----------
                                                                      2,007,058
                                                                    -----------
COMPUTER PERIPHERALS--1.2%
   81,000    Lexar Media, Inc.* .................................       330,480
   69,300    Pinnacle Systems, Inc.* ............................       672,903
   39,050    Sonic Solutions* ...................................       165,963
                                                                    -----------
                                                                      1,169,346
                                                                    -----------
COMPUTER SERVICES--0.4%
   29,300    Sykes Enterprises, Inc.* ...........................       101,964
   14,594    Syntel, Inc.* ......................................       276,556
                                                                    -----------
                                                                        378,520
                                                                    -----------
COMPUTER SOFTWARE--5.8%
   12,637    ANSYS, Inc.* .......................................       300,255
    2,975    Hyperion Solutions Corp.* ..........................        76,576
  131,650    Micromuse Inc.* ....................................       767,520
   78,000    Packeteer, Inc.* ...................................       701,220
   28,700    Plumtree Software, Inc.* ...........................        99,015
   84,400    Rainbow Technologies, Inc.* ........................       694,612
   47,100    Take-Two Interactive Software, Inc.* ...............       984,861
   34,100    TALX Corp. .........................................       417,384
   38,401    Verint Systems Inc.* ...............................       658,577
   57,526    Verity, Inc.* ......................................       959,534
                                                                    -----------
                                                                      5,659,554
                                                                    -----------
CONSUMER PRODUCTS--2.5%
   20,900    Angelica Corp. .....................................       377,245
   21,500    Central Garden & Pet Co.* ..........................       492,350
   13,900    Dial Corp. (The) ...................................       252,841

The accompanying notes are an integral part of the financial statements.

                                     (LOGO)
                              n/i NUMERIC INVESTORS
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                              EMERGING GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                       VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
             CONSUMER PRODUCTS--(CONTINUED)
   58,900    Helen of Troy Ltd.* ................................   $   771,001
    7,600    Toro Co. (The) .....................................       522,804
                                                                    -----------
                                                                      2,416,241
                                                                    -----------
             DATA PROCESSING--0.6%
   12,800    BioReliance Corp.* .................................       217,612
   57,400    Transaction Systems Architects, Inc.,
               Class A* .........................................       327,754
                                                                    -----------
                                                                        545,366
                                                                    -----------
             ELECTRICAL EQUIPMENT--1.6%
   17,600    A.O. Smith Corp. ...................................       453,728
   31,100    Acuity Brands, Inc. ................................       413,630
    8,500    Anixter International Inc.* ........................       199,325
   18,800    Genlyte Group Inc. (The)* ..........................       531,288
                                                                    -----------
                                                                      1,597,971
                                                                    -----------
             ELECTRONIC COMPONENTS & ACCESSORIES--3.4%
   13,100    AMETEK, Inc. .......................................       432,038
   91,800    Artesyn Technologies, Inc.* ........................       322,218
   36,851    Artisan Components, Inc.* ..........................       605,830
   30,300    Benchmark Electronics, Inc.* .......................     1,055,652
   29,600    Daktronics, Inc.* ..................................       480,704
  107,900    Pemstar Inc.* ......................................       306,436
   12,700    Signal Technology Corp.* ...........................       131,191
                                                                    -----------
                                                                      3,334,069
                                                                    -----------
             ELECTRONIC MEASUREMENTS - INSTRUMENTS--2.0%
   14,419    Analogic Corp. .....................................       655,055
   36,000    II-VI Inc.* ........................................       659,160
   52,800    MTS Systems Corp. ..................................       602,448
                                                                    -----------
                                                                      1,916,663
                                                                    -----------
             FINANCIAL SERVICES--2.6%
   73,100    American Home Mortgage Holdings, Inc. ..............       778,515
   49,800    Cash America International, Inc. ...................       444,216
   33,050    New Century Financial Corp. ........................       880,122
   39,000    Saxon Capital, Inc.* ...............................       429,390
                                                                    -----------
                                                                      2,532,243
                                                                    -----------
             FOOD & AGRICULTURE--3.0%
   57,800    Chiquita Brands International, Inc.* ...............       556,614
  129,400    Del Monte Foods Co.* ...............................     1,058,492
   33,983    Fresh Del Monte Produce Inc. .......................       616,451
   16,400    Hain Celestial Group, Inc.* ........................       236,488
   22,800    Sanderson Farms, Inc. ..............................       438,695
                                                                    -----------
                                                                      2,906,740
                                                                    -----------

--------------------------------------------------------------------------------
                                                                       VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
             HAZARDOUS WASTE MANAGEMENT--0.4%
   31,000    Clean Harbors, Inc.* ...............................   $   403,930
                                                                    -----------
             HEALTH CARE--1.6%
   28,200    AMERIGROUP Corp.* ..................................       724,458
   70,648    Sierra Health Services, Inc.* ......................       854,134
                                                                    -----------
                                                                      1,578,592
                                                                    -----------
             HOSPITALS--0.7%
   23,100    Pediatrix Medical Group, Inc.* .....................       652,575
                                                                    -----------
             HOTELS & MOTELS--0.7%
   27,970    Choice Hotels International, Inc.* .................       660,092
                                                                    -----------
             INSURANCE - PROPERTY & CASUALTY--1.2%
    3,300    Arch Capital Group Ltd.* ...........................       103,158
   13,596    Phildelphia Consolidated Holding Corp.* ............       423,515
   29,500    PXRE Group Ltd. ....................................       590,000
   27,800    Vesta Insurance Group, Inc. ........................        76,450
                                                                    -----------
                                                                      1,193,123
                                                                    -----------
             INTERNET CONTENT--2.2%
   55,800    eUniverse, Inc.* ...................................       279,000
   26,900    InfoSpace, Inc.* ...................................       312,040
   27,300    NetFlix Inc.* ......................................       467,103
   60,800    S1 Corp.* ..........................................       313,728
   54,500    United Online, Inc.* ...............................       777,170
                                                                    -----------
                                                                      2,149,041
                                                                    -----------
             LEISURE & ENTERTAINMENT--0.8%
   39,600    Argosy Gaming Co.* .................................       633,996
    9,900    Marvel Enterprises, Inc.* ..........................       110,682
    8,600    Pinnacle Entertainment, Inc.* ......................        34,142
                                                                    -----------
                                                                        778,820
                                                                    -----------
             MANUFACTURING--3.8%
   33,000    Albany International Corp., Class A ................       730,620
   17,800    Carlisle Companies Inc. ............................       758,458
    5,300    Curtiss-Wright Corp. ...............................       289,380
    2,100    Franklin Electric Co., Inc. ........................       102,963
   22,900    Griffon Corp.* .....................................       299,990
   11,700    Jarden Corp.* ......................................       313,677
   10,700    Matthews International Corp., Class A ..............       243,757
    4,200    Nordson Corp. ......................................       100,506
   13,900    Oshkosh Truck Corp. ................................       849,290
                                                                    -----------
                                                                      3,688,641
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

                                     (LOGO)
                              n/i NUMERIC INVESTORS
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                              EMERGING GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                       VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
             MEDICAL & MEDICAL SERVICES--0.6%
   77,700    Prime Medical Services, Inc.* ......................   $   602,952
                                                                    -----------
             MEDICAL INSTRUMENTS & SUPPLIES--5.3%
   20,700    Advanced Medical Optics, Inc.* .....................       239,085
   74,800    ALARIS Medical, Inc.* ..............................       655,248
    8,300    Biosite Inc.* ......................................       259,541
   22,700    Dionex Corp.* ......................................       754,094
   41,800    Hanger Orthopedic Group, Inc.* .....................       435,974
   11,700    HealthTronics Surgical Services, Inc.* .............       104,832
   29,961    IDEXX Laboratories, Inc.* ..........................     1,092,378
   29,700    Medical Action Industries Inc.* ....................       292,842
   34,729    Merit Medical Systems, Inc.* .......................       598,033
   30,574    STERIS Corp.* ......................................       771,994
                                                                    -----------
                                                                      5,204,021
                                                                    -----------
             MULTIMEDIA/PUBLISHING--0.9%
    4,600    Courier Corp. ......................................       209,806
   16,100    Liberty Corp. (The) ................................       632,086
   11,000    Spanish Broadcasting System, Inc.,
               Class A* .........................................        66,990
                                                                    -----------
                                                                        908,882
                                                                    -----------
             OFFICE & BUSINESS EQUIPMENT--0.7%
   39,437    Global Imaging Systems, Inc.* ......................       729,979
                                                                    -----------
             OIL & GAS EQUIPMENT & SERVICES--2.9%
   28,900    Gulf Island Fabrication, Inc.* .....................       523,379
   82,900    Input/Output, Inc.* ................................       319,165
   27,800    Key Energy Services, Inc.* .........................       291,900
   11,700    Lufkin Industries, Inc. ............................       272,610
   31,906    Offshore Logistics, Inc.* ..........................       588,985
   72,700    Oil States International, Inc.* ....................       828,780
                                                                    -----------
                                                                      2,824,819
                                                                    -----------
             OIL & GAS FIELD EXPLORATION--1.3%
   54,100    Harvest Natural Resources, Inc.* ...................       312,157
   27,800    Swift Energy Co.* ..................................       258,818
   69,000    Vintage Petroleum, Inc. ............................       686,550
                                                                    -----------
                                                                      1,257,525
                                                                    -----------
             OIL REFINING--0.5%
  100,300    Tesoro Petroleum Corp.* ............................       536,605
                                                                    -----------
             PAPER & ALLIED PRODUCTS--0.3%
   11,200    Schweitzer-Mauduit International, Inc. .............       257,376
                                                                    -----------

--------------------------------------------------------------------------------
                                                                       VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
             PHARMACEUTICALS--3.1%
   45,000    Alpharma Inc., Class A .............................   $   753,750
    9,300    Amylin Pharmaceuticals, Inc.* ......................       142,662
   93,300    Endo Pharmaceuticals Holdings Inc.* ................       929,268
   14,100    Enzon Pharmaceuticals, Inc.* .......................       176,955
   37,100    Eon Labs, Inc.* ....................................       832,895
    4,300    Pharmaceutical Resources, Inc.* ....................       161,035
                                                                    -----------
                                                                      2,996,565
                                                                    -----------
             PRINTING--0.8%
   32,900    John H. Harland Co. ................................       756,042
                                                                    -----------
             REAL ESTATE INVESTMENT TRUSTS--3.5%
   16,600    CBL & Associates Properties, Inc. ..................       661,510
   69,200    Crown American Realty Trust ........................       662,936
   22,400    Macerich Co. (The) .................................       720,160
   17,300    Mid-Atlantic Realty Trust ..........................       298,771
   25,400    Mills Corp. (The) ..................................       743,712
    2,900    Tanger Factory Outlet Centers, Inc. ................        87,145
   20,400    Ventas, Inc. .......................................       244,800
                                                                    -----------
                                                                      3,419,034
                                                                    -----------
             RESIDENTIAL CONSTRUCTION--1.5%
   28,600    Hovnanian Enterprises, Inc., Class A* ..............       938,938
   19,792    M/I Schottenstein Homes, Inc. ......................       512,613
                                                                    -----------
                                                                      1,451,551
                                                                    -----------
             RESTAURANTS--1.3%
   35,700    Landry's Restaurants, Inc. .........................       585,480
   25,100    Triarc Companies, Inc.* ............................       668,915
                                                                    -----------
                                                                      1,254,395
                                                                    -----------
             RETAIL - AUTOMOBILES--0.4%
   50,700    Asbury Automotive Group Inc.* ......................       372,645
                                                                    -----------
             RETAIL - DISCOUNT--0.7%
   42,300    Tuesday Morning Corp.* .............................       727,983
                                                                    -----------
             RETAIL - SPECIALTY--2.8%
   19,700    Brookstone, Inc.* ..................................       287,620
   15,500    Friedman's Inc., Class A ...........................       150,195
   21,000    Jo-Ann Stores, Inc., Class A* ......................       422,310
    9,000    Mothers Work, Inc.* ................................       259,830
   28,307    Regis Corp. ........................................       659,553
   23,900    Select Comfort Corp.* ..............................       249,755
   13,000    Shoe Carnival, Inc.* ...............................       165,230
   51,000    ShopKo Stores, Inc.* ...............................       558,450
                                                                    -----------
                                                                      2,752,943
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

                                     (LOGO)
                              n/i NUMERIC INVESTORS
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                              EMERGING GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                       VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
             SAVINGS & LOAN ASSOCIATIONS--5.3%
   40,368    Dime Community Bancshares ..........................   $   866,297
   35,850    Doral Financial Corp. ..............................     1,161,898
    9,800    Downey Financial Corp. .............................       393,470
   35,400    Flagstar Bancorp, Inc. .............................       858,450
    8,700    Flushing Financial Corp. ...........................       150,510
   21,900    Hawthorne Financial Corp.* .........................       662,475
   14,056    MAF Bancorp, Inc. ..................................       479,310
   30,450    Oriental Financial Group Inc. ......................       647,063
                                                                    -----------
                                                                      5,219,473
                                                                    -----------
             SCHOOLS--2.8%
   29,200    Corinthian Colleges, Inc.* .........................     1,094,416
   43,400    ITT Educational Services, Inc.* ....................     1,169,630
   13,300    University of Phoenix Online* ......................       497,154
                                                                    -----------
                                                                      2,761,200
                                                                    -----------
             SEMICONDUCTORS--3.4%
  100,141    Bell Microproducts Inc.* ...........................       606,855
   40,109    Brooks Automation, Inc.* ...........................       405,903
   49,100    Celeritek, Inc.* ...................................       344,682
  132,400    Cirrus Logic, Inc.* ................................       346,888
   26,900    Kopin Corp.* .......................................       126,161
   96,700    Mykrolis Corp.* ....................................       651,758
   64,000    PLX Technology, Inc.* ..............................       206,080
   20,600    RadiSys Corp.* .....................................       138,638
   48,400    Semitool, Inc.* ....................................       248,776
    5,300    Varian Semiconductor Equipment
               Associates, Inc.* ................................       136,475
   29,900    Vitesse Semiconductor Corp.* .......................        67,574
                                                                    -----------
                                                                      3,279,790
                                                                    -----------
             SERVICES - EMPLOYMENT AGENCIES--1.6%
   26,000    CDI Corp.* .........................................       591,500
   46,398    Right Management Consultants, Inc.* ................       545,177
   33,000    Volt Information Sciences, Inc.* ...................       376,200
                                                                    -----------
                                                                      1,512,877
                                                                    -----------
             SERVICES - MANAGEMENT CONSULTING--0.8%
   20,700    Advisory Board Co. (The)* ..........................       677,925
   15,200    PDI, Inc.* .........................................       146,680
                                                                    -----------
                                                                        824,605
                                                                    -----------
             TELECOMMUNICATIONS--0.2%
  109,100    Stratex Networks, Inc.* ............................       221,473
                                                                    -----------

--------------------------------------------------------------------------------
                                                                       VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
             TELECOMMUNICATIONS EQUIPMENT & SERVICES--4.2%
   44,600    Allen Telecom Inc.* ................................   $   586,490
   28,100    American Tower Corp., Class A* .....................       131,789
   21,100    Applied Signal Technology, Inc.* ...................       282,529
  114,100    Arris Group Inc.* ..................................       547,680
   35,700    Boston Communications Group, Inc.* .................       456,246
   53,721    Brightpoint, Inc.* .................................       612,419
   13,969    Commonwealth Telephone Enterprises, Inc.* ..........       527,470
   57,200    Crown Castle International Corp.* ..................       221,936
   29,500    Intervoice, Inc.* ..................................        50,150
   23,781    Mercury Computer Systems, Inc.* ....................       720,564
                                                                    -----------
                                                                      4,137,273
                                                                    -----------
             TOBACCO--1.4%
   90,300    DIMON Inc. .........................................       552,636
   47,460    Standard Commercial Corp. ..........................       797,328
                                                                    -----------
                                                                      1,349,964
                                                                    -----------
             TRANSPORTATION--0.5%
   50,200    General Maritime Corp.* ............................       441,760
                                                                    -----------
             UTILITIES--0.4%
    9,500    UGI Corp. ..........................................       393,300
                                                                    -----------
             Total Common Stocks
               (Cost $91,081,852) ...............................    93,695,780
                                                                    -----------
  PRINCIPAL
AMOUNT (000'S)
--------------
             REPURCHASE AGREEMENTS--4.7%
$   3,752    Bear, Stearns & Co. Inc.
               (Agreement dated 02/28/03 to be
               repurchased at $3,752,500)
               1.30%, 03/03/03
               (Cost  $3,752,093) (Note 7) ......................     3,752,093
      842    Bear, Stearns & Co. Inc.
               (Agreement dated 02/28/03 to be
               repurchased at $841,744)
               0.656%, 03/03/03
               (Cost $841,698) (Note 6) .........................       841,698
                                                                    -----------
             Total Repurchase Agreements
               (Cost $4,593,791) ................................     4,593,791
                                                                    -----------
Total Investments -- 100.7%
  (Cost $95,675,643) ............................................    98,289,571
                                                                    -----------
Liabilities in Excess of Other Assets--(0.7)% ...................      (683,760)
                                                                    -----------
Net Assets -- 100.0% ............................................   $97,605,811
                                                                    ===========

----------
* Non-income producing.

The accompanying notes are an integral part of the financial statements.

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                              n/i NUMERIC INVESTORS
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                                   GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                       VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
             COMMON STOCKS--95.7%
             ADVERTISING--0.4%
    4,100    Arbitron Inc.* .....................................   $   127,797
                                                                    -----------
             AEROSPACE & DEFENSE--2.1%
      900    Engineered Support Systems, Inc. ...................        32,499
    5,000    MTC Technologies, Inc.* ............................        91,000
    2,400    Teledyne Technologies Inc.* ........................        30,600
   32,800    Titan Corp. (The)* .................................       260,760
   11,300    United Defense Industries, Inc.* ...................       242,724
                                                                    -----------
                                                                        657,583
                                                                    -----------
             AIRLINES--1.0%
   13,200    AirTran Holdings, Inc.* ............................        78,540
   11,400    Atlantic Coast Airlines Holdings, Inc.* ............        71,820
   16,100    ExpressJet Holdings, Inc.* .........................       128,800
    2,500    SkyWest, Inc. ......................................        22,375
                                                                    -----------
                                                                        301,535
                                                                    -----------
             APPAREL--1.1%
    4,800    Kellwood Co. .......................................       122,880
   10,900    Russell Corp. ......................................       176,035
    8,200    Tommy Hilfiger Corp.* ..............................        51,414
                                                                    -----------
                                                                        350,329
                                                                    -----------
             AUTOMOBILE PARTS & EQUIPMENT--1.1%
    3,200    Aftermarket Technology Corp.* ......................        36,288
    9,700    American Axle & Manufacturing Holdings,
               Inc.* ............................................       229,405
   11,200    Dura Automotive Systems, Inc.* .....................        78,960
                                                                    -----------
                                                                        344,653
                                                                    -----------
             BIOTECH--2.0%
    2,830    Affymetrix, Inc.* ..................................        74,712
    3,800    Alkermes, Inc.* ....................................        30,172
    3,200    BioMarin Pharmaceutical Inc.* ......................        32,032
    2,600    Cephalon, Inc.* ....................................       125,190
    2,600    Charles River Laboratories International,
               Inc.* ............................................        77,766
    1,200    Invitrogen Corp.* ..................................        37,248
    2,895    Neurocrine Biosciences, Inc.* ......................       121,966
    2,300    Scios Inc.* ........................................       100,372
    1,200    Trimeris, Inc.* ....................................        48,024
                                                                    -----------
                                                                        647,482
                                                                    -----------
             BUILDING SUPPLIES--0.3%
    4,500    Culp, Inc.* ........................................        27,000
    2,900    York International Corp. ...........................        62,060
                                                                    -----------
                                                                         89,060
                                                                    -----------

--------------------------------------------------------------------------------
                                                                       VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
             CHEMICALS - SPECIALTY--0.4%
    5,400    MacDermid, Inc. ....................................   $   118,476
                                                                    -----------
             COMMERCIAL SERVICES--0.6%
    2,600    Expedia, Inc.* .....................................       181,454
    2,000    Sotheby's Holdings, Inc., Class A* .................        16,660
                                                                    -----------
                                                                        198,114
                                                                    -----------
             COMPUTER COMPONENTS--0.4%
   19,400    Maxtor Corp.* ......................................       116,400
                                                                    -----------
             COMPUTER NETWORKING PRODUCTS--2.4%
   11,400    Avocent Corp.* .....................................       317,148
    7,100    Emulex Corp.* ......................................       127,587
    5,200    Juniper Networks, Inc.* ............................        46,748
   14,200    NetScreen Technologies, Inc.* ......................       277,326
                                                                    -----------
                                                                        768,809
                                                                    -----------
             COMPUTER PERIPHERALS--0.9%
   26,800    Lexar Media, Inc.* .................................       109,344
   19,600    Pinnacle Systems, Inc.* ............................       190,316
                                                                    -----------
                                                                        299,660
                                                                    -----------
             COMPUTER SERVICES--0.2%
    3,500    Syntel, Inc.* ......................................        66,325
                                                                    -----------
             COMPUTER SOFTWARE--6.3%
    2,200    ANSYS, Inc.* .......................................        52,272
    5,400    BMC Software, Inc.* ................................       104,760
   44,578    Compuware Corp.* ...................................       164,493
    1,187    Electronic Arts Inc.* ..............................        62,674
    1,204    Hyperion Solutions Corp.* ..........................        30,991
    1,900    Mercury Interactive Corp.* .........................        61,750
   42,548    Micromuse Inc.* ....................................       248,055
   16,400    Packeteer, Inc.* ...................................       147,436
   19,600    Sybase, Inc.* ......................................       287,924
   14,400    Take-Two Interactive Software, Inc.* ...............       301,104
   10,900    TALX Corp. .........................................       133,416
    6,711    Verint Systems Inc.* ...............................       115,094
   16,992    Verity, Inc.* ......................................       283,426
                                                                    -----------
                                                                      1,993,395
                                                                    -----------
             CONSUMER PRODUCTS--2.0%
    3,400    Angelica Corp. .....................................        61,370
    2,800    Central Garden & Pet Co.* ..........................        64,120
    3,600    Department 56, Inc.* ...............................        39,600
    5,500    Dial Corp. (The) ...................................       100,045
    3,800    Scotts Co. (The), Class A* .........................       191,330
    2,500    Toro Co. (The) .....................................       171,975
                                                                    -----------
                                                                        628,440
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

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                              n/i NUMERIC INVESTORS
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                       VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
             CONSUMER SERVICES--0.3%
   26,400    Service Corporation International* .................   $    81,048
                                                                    -----------
             DATA PROCESSING--0.5%
    6,200    Alliance Data Systems Corp.* .......................       102,920
    2,200    Global Payments Inc. ...............................        61,468
                                                                    -----------
                                                                        164,388
                                                                    -----------
             ELECTRICAL EQUIPMENT--1.3%
    6,200    A.O. Smith Corp. ...................................       159,836
    8,100    Acuity Brands, Inc. ................................       107,730
    3,500    Anixter International Inc.* ........................        82,075
    1,700    Genlyte Group Inc. (The)* ..........................        48,042
                                                                    -----------
                                                                        397,683
                                                                    -----------
             ELECTRONIC COMPONENTS & ACCESSORIES--2.8%
    5,300    AMETEK, Inc. .......................................       174,794
    4,305    Artisan Components, Inc.* ..........................        70,774
    5,500    Avnet, Inc.* .......................................        56,650
    9,900    Benchmark Electronics, Inc.* .......................       344,916
    2,900    Daktronics, Inc.* ..................................        47,096
    6,659    Marvell Technology Group Ltd.* .....................       137,176
   16,600    Sanmina-SCI Corp.* .................................        71,380
                                                                    -----------
                                                                        902,786
                                                                    -----------
             ELECTRONIC MEASUREMENTS - INSTRUMENTS--0.7%
    5,100    Analogic Corp. .....................................       231,693
                                                                    -----------
             FINANCIAL SERVICES--3.0%
   12,300    American Home Mortgage Holdings, Inc. ..............       130,995
    2,600    Federated Investors, Inc., Class B .................        65,832
    6,900    H&R Block, Inc. ....................................       279,933
    9,100    IndyMac Bancorp, Inc. ..............................       173,810
   10,680    New Century Financial Corp. ........................       284,408
                                                                    -----------
                                                                        934,978
                                                                    -----------
             FOOD & AGRICULTURE--2.5%
    7,300    Chiquita Brands International, Inc.* ...............        70,299
   21,000    Del Monte Foods Co.* ...............................       171,780
   13,100    Fresh Del Monte Produce Inc. .......................       237,634
    4,300    Hain Celestial Group, Inc.* ........................        62,006
   10,200    Ralcorp Holdings, Inc.* ............................       260,610
                                                                    -----------
                                                                        802,329
                                                                    -----------
             HAZARDOUS WASTE MANAGEMENT--0.3%
    6,700    Clean Harbors, Inc.* ...............................        87,301
                                                                    -----------
             HEALTH CARE--3.0%
    9,008    AMERIGROUP Corp.* ..................................       231,416
    5,457    First Health Group Corp.* ..........................       131,568

--------------------------------------------------------------------------------
                                                                       VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
             HEALTH CARE--(CONTINUED)
   10,100    Mid Atlantic Medical Services, Inc.* ...............   $   361,075
   20,000    Sierra Health Services, Inc.* ......................       241,800
                                                                    -----------
                                                                        965,859
                                                                    -----------
             HOSPITALS--0.5%
    5,800    Pediatrix Medical Group, Inc.* .....................       163,850
                                                                    -----------
             HOTELS & MOTELS--0.4%
    4,900    Choice Hotels International, Inc.* .................       115,640
                                                                    -----------
             INSURANCE - PROPERTY & CASUALTY--1.4%
    1,200    Arch Capital Group Ltd.* ...........................        37,512
    4,900    Everest Re Group, Ltd. .............................       261,660
    3,450    W. R. Berkley Corp. ................................       140,070
                                                                    -----------
                                                                        439,242
                                                                    -----------
             INTERNET CONTENT--1.9%
    6,300    InfoSpace, Inc.* ...................................        73,080
    5,563    Macromedia, Inc.* ..................................        88,118
    4,800    NetFlix Inc.* ......................................        82,128
   22,000    S1 Corp.* ..........................................       113,520
   16,700    United Online, Inc.* ...............................       238,142
                                                                    -----------
                                                                        594,988
                                                                    -----------
             INVESTMENT MANAGEMENT--0.8%
    6,000    BlackRock, Inc.* ...................................       249,600
                                                                    -----------
             LEISURE & ENTERTAINMENT--1.8%
   13,100    Argosy Gaming Co.* .................................       209,731
      800    Aztar Corp.* .......................................         9,464
   11,600    GTECH Holdings Corp.* ..............................       337,560
    1,500    Marvel Enterprises, Inc.* ..........................        16,770
                                                                    -----------
                                                                        573,525
                                                                    -----------
             MANUFACTURING--4.4%
    9,700    Albany International Corp., Class A ................       214,758
    4,300    AptarGroup, Inc. ...................................       130,290
    5,200    Carlisle Companies Inc. ............................       221,572
      600    Curtiss-Wright Corp. ...............................        32,760
    6,500    Griffon Corp.* .....................................        85,150
    3,300    Jarden Corp.* ......................................        88,473
    2,000    Matthews International Corp., Class A ..............        45,562
    7,300    Modine Manufacturing Co. ...........................       111,909
    1,400    Nordson Corp. ......................................        33,502
    4,900    Oshkosh Truck Corp. ................................       299,390
    2,900    Tecumseh Products Co., Class A .....................       129,050
                                                                    -----------
                                                                      1,392,416
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

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                              n/i NUMERIC INVESTORS
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                       VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
             MEDICAL INSTRUMENTS & SUPPLIES--8.9%
    3,000    Advanced Medical Optics, Inc.* .....................   $    34,650
   25,023    Cytyc Corp.* .......................................       318,543
    6,327    DENTSPLY International Inc. ........................       220,686
    2,600    Dionex Corp.* ......................................        86,372
   11,400    Edwards Lifesciences Corp.* ........................       303,354
    1,100    Fisher Scientific International Inc.* ..............        31,603
    5,400    Hanger Orthopedic Group, Inc.* .....................        56,322
    9,400    IDEXX Laboratories, Inc.* ..........................       342,724
    3,800    Laboratory Corporation of America
               Holdings* ........................................       105,526
    9,875    Merit Medical Systems, Inc.* .......................       170,047
    6,600    St. Jude Medical, Inc.* ............................       301,488
   13,400    STERIS Corp.* ......................................       338,350
    9,800    Varian Medical Systems, Inc.* ......................       495,390
                                                                    -----------
                                                                      2,805,055
                                                                    -----------
             METALS--0.5%
   23,600    USEC Inc. ..........................................       142,308
                                                                    -----------
             MULTIMEDIA/PUBLISHING--0.4%
    3,500    Liberty Corp. (The) ................................       137,410
                                                                    -----------
             OFFICE & BUSINESS EQUIPMENT--1.2%
    9,300    Global Imaging Systems, Inc.* ......................       172,143
   16,600    IKON Office Solutions, Inc. ........................       116,366
    9,400    Ingram Micro Inc., Class A* ........................        97,384
                                                                    -----------
                                                                        385,893
                                                                    -----------
             OIL & GAS EQUIPMENT & SERVICES--1.9%
    3,000    Key Energy Services, Inc.* .........................        31,500
    5,600    Kinder Morgan, Inc. ................................       254,968
    6,700    National-Oilwell, Inc.* ............................       150,750
    7,700    Offshore Logistics, Inc.* ..........................       142,142
    1,100    Tidewater Inc. .....................................        33,682
                                                                    -----------
                                                                        613,042
                                                                    -----------
             OIL & GAS FIELD EXPLORATION--1.5%
    3,900    Cimarex Energy Co.* ................................        77,532
   10,200    Harvest Natural Resources, Inc.* ...................        58,854
    1,400    Patterson-UTI Energy, Inc.* ........................        46,396
    8,200    Swift Energy Co.* ..................................        76,342
   13,400    Vintage Petroleum, Inc. ............................       133,330
    3,700    Westport Resources Corp.* ..........................        76,553
                                                                    -----------
                                                                        469,007
                                                                    -----------
             OIL REFINING--0.5%
   29,200    Tesoro Petroleum Corp.* ............................       156,220
                                                                    -----------

--------------------------------------------------------------------------------
                                                                       VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
             PAPER & ALLIED PRODUCTS--0.3%
   12,500    Louisiana-Pacific Corp.* ...........................   $   108,875
                                                                    -----------
             PHARMACEUTICALS--3.4%
   14,700    Alpharma Inc., Class A .............................       246,225
    3,000    Amylin Pharmaceuticals, Inc.* ......................        46,020
   14,300    Endo Pharmaceuticals Holdings Inc.* ................       142,428
    2,200    Enzon Pharmaceuticals, Inc.* .......................        27,610
   11,600    Eon Labs, Inc.* ....................................       260,420
   10,111    Pharmaceutical Product Development,
               Inc.* ............................................       317,182
    1,400    Pharmaceutical Resources, Inc.* ....................        52,430
                                                                    -----------
                                                                      1,092,315
                                                                    -----------
             PRINTING--0.7%
    9,100    John H. Harland Co. ................................       209,118
                                                                    -----------
             REAL ESTATE INVESTMENT TRUSTS--2.1%
    2,500    CBL & Associates Properties, Inc. ..................        99,625
    1,600    First Industrial Realty Trust, Inc. ................        44,960
   25,900    HRPT Properties Trust ..............................       220,409
    3,600    Macerich Co. (The) .................................       115,740
   10,700    MeriStar Hospitality Corp. .........................        28,569
    3,100    Mills Corp. (The) ..................................        90,768
    4,300    Ventas, Inc. .......................................        51,600
                                                                    -----------
                                                                        651,671
                                                                    -----------
             RESIDENTIAL CONSTRUCTION--2.2%
    5,300    Centex Corp. .......................................       292,984
    8,800    Hovnanian Enterprises, Inc., Class A* ..............       288,904
    5,000    M/I Schottenstein Homes, Inc. ......................       129,500
                                                                    -----------
                                                                        711,388
                                                                    -----------
             RESTAURANTS--1.0%
    2,500    Applebee's International, Inc. .....................        64,100
    4,600    CBRL Group, Inc. ...................................       122,820
    7,800    Landry's Restaurants, Inc. .........................       127,920
                                                                    -----------
                                                                        314,840
                                                                    -----------
             RETAIL - AUTOMOBILES--0.2%
    7,500    Asbury Automotive Group Inc.* ......................        55,125
                                                                    -----------
             RETAIL - DISCOUNT--0.6%
   11,900    Tuesday Morning Corp.* .............................       204,799
                                                                    -----------
             RETAIL - SPECIALTY--5.2%
    7,500    Abercrombie & Fitch Co., Class A* ..................       206,250
    3,800    AutoZone, Inc.* ....................................       250,040
    7,100    Brown Shoe Co., Inc. ...............................       192,694
    7,500    Jo-Ann Stores, Inc., Class A* ......................       150,825
    2,500    Mothers Work, Inc.* ................................        72,175

The accompanying notes are an integral part of the financial statements.

                                     (LOGO)
                              n/i NUMERIC INVESTORS
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                       VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
             RETAIL - SPECIALTY--(CONTINUED)
    8,211    PETsMART, Inc.* ....................................   $   122,755
    9,748    Regis Corp. ........................................       227,128
    6,925    Ross Stores, Inc. ..................................       236,904
   16,000    ShopKo Stores, Inc.* ...............................       175,200
                                                                    -----------
                                                                      1,633,971
                                                                    -----------
             SAVINGS & LOAN ASSOCIATIONS--6.7%
    8,594    Dime Community Bancshares ..........................       184,427
   14,100    Doral Financial Corp. ..............................       456,981
    5,900    Downey Financial Corp. .............................       236,885
    7,100    FirstFed Financial Corp.* ..........................       213,000
   11,900    Flagstar Bancorp, Inc. .............................       288,575
    6,700    GreenPoint Financial Corp. .........................       284,616
    8,967    Independence Community Bank Corp. ..................       232,963
    2,500    MAF Bancorp, Inc. ..................................        85,250
    1,400    New York Community Bancorp, Inc. ...................        40,054
    4,732    Washington Federal, Inc. ...........................       105,050
                                                                    -----------
                                                                      2,127,801
                                                                    -----------
             SCHOOLS--2.6%
    1,987    Apollo Group, Inc., Class A ........................        92,078
    9,200    Corinthian Colleges, Inc.* .........................       344,816
   10,500    ITT Educational Services, Inc.* ....................       282,975
    3,029    University of Phoenix Online* ......................       113,224
                                                                    -----------
                                                                        833,093
                                                                    -----------
             SEMICONDUCTORS--1.5%
   12,176    Brooks Automation, Inc.* ...........................       123,221
   31,450    Cirrus Logic, Inc.* ................................        82,399
   26,600    Mykrolis Corp.* ....................................       179,284
    1,700    Varian Semiconductor Equipment
               Associates, Inc.* ................................        43,775
   20,600    Vitesse Semiconductor Corp.* .......................        46,556
                                                                    -----------
                                                                        475,235
                                                                    -----------
             SERVICES - EMPLOYMENT AGENCIES--1.0%
    5,400    CDI Corp.* .........................................       122,850
   15,918    Right Management Consultants, Inc.* ................       187,037
                                                                    -----------
                                                                        309,887
                                                                    -----------

--------------------------------------------------------------------------------
                                                                       VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
             SERVICES - MANAGEMENT CONSULTING--0.5%
    4,400    Advisory Board Co. (The)* ..........................   $   144,100
                                                                    -----------
             STEEL--0.7%
   19,800    United States Steel Corp. ..........................       230,076
                                                                    -----------
             TELECOMMUNICATIONS EQUIPMENT & SERVICES--3.6%
   15,100    ADC Telecommunications, Inc.* ......................        33,824
    9,600    American Tower Corp., Class A* .....................        45,024
   44,300    Arris Group Inc.* ..................................       212,640
    1,300    Commonwealth Telephone Enterprises,
               Inc.* ............................................        49,088
   19,600    Crown Castle International Corp.* ..................        76,048
    9,600    Harris Corp. .......................................       287,616
    8,709    Mercury Computer Systems, Inc.* ....................       263,882
    9,654    UTStarcom, Inc.* ...................................       175,510
                                                                    -----------
                                                                      1,143,632
                                                                    -----------
             TOBACCO--0.6%
    6,500    Loews Corp. - Carolina Group .......................       139,100
    3,700    Standard Commercial Corp. ..........................        62,160
                                                                    -----------
                                                                        201,260
                                                                    -----------
             TRANSPORTATION--0.5%
      600    Landstar System, Inc.* .............................        32,472
    4,900    Ryder System, Inc. .................................       111,181
                                                                    -----------
                                                                        143,653
                                                                    -----------
             UTILITIES--0.2%
    7,900    Reliant Resources, Inc.* ...........................        31,995
    1,000    UGI Corp. ..........................................        41,400
                                                                    -----------
                                                                         73,395
                                                                    -----------
             WHOLESALE - DISTRIBUTION--0.4%
    9,800    Handleman Co.* .....................................       138,180
                                                                    -----------
             Total Common Stocks
               (Cost $30,567,035) ...............................    30,316,733
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

                                     (LOGO)
                              n/i NUMERIC INVESTORS
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
  PRINCIPAL                                                            VALUE
AMOUNT (000'S)                                                        (NOTE 1)
--------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS--4.6%
$   1,120    Bear, Stearns & Co. Inc.
               (Agreement  dated 02/28/03 to be
               repurchased at $1,120,546)
               1.30%, 03/03/03
               (Cost $1,120,425) (Note 7) .......................   $ 1,120,425
      343    Bear, Stearns & Co. Inc.
               (Agreement  dated 02/28/03 to be
               repurchased at $342,941)
               0.656%, 03/03/03
               (Cost $342,922) (Note 6) .........................       342,922
                                                                    -----------
             Total Repurchase Agreements
               (Cost $1,463,347) ................................     1,463,347
                                                                    -----------
Total Investments -- 100.3%
  (Cost $32,030,382) ............................................    31,780,080
                                                                    -----------
Liabilities in Excess of Other Assets -- (0.3)% .................       (81,716)
                                                                    -----------
Net Assets -- 100.0% ............................................   $31,698,364
                                                                    ===========

----------
* Non-income producing.

The accompanying notes are an integral part of the financial statements.

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                              n/i NUMERIC INVESTORS
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                                  MID CAP FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                       VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
             COMMON STOCKS--97.6%
             AEROSPACE & DEFENSE--1.0%
   10,000    United Defense Industries, Inc.* ...................   $   214,800
                                                                    -----------
             APPAREL--1.0%
    6,300    V. F. Corp. ........................................       213,255
                                                                    -----------
             AUTOMOBILE--0.7%
    4,400    General Motors Corp. ...............................       148,588
                                                                    -----------
             AUTOMOBILE PARTS & EQUIPMENT--0.8%
   29,600    Visteon Corp. ......................................       187,960
                                                                    -----------
             BANKS--5.7%
    5,800    Charter One Financial, Inc. ........................       167,678
    5,800    First Tennessee National Corp. .....................       221,502
    8,100    National City Corp. ................................       223,722
    2,400    Popular, Inc. ......................................        81,336
    6,200    SouthTrust Corp. ...................................       167,338
    6,900    Union Planters Corp. ...............................       189,888
    6,700    Washington Mutual, Inc. ............................       231,351
                                                                    -----------
                                                                      1,282,815
                                                                    -----------
             BIOTECH--0.4%
    2,100    Neurocrine Biosciences, Inc.* ......................        88,473
                                                                    -----------
             BUILDING SUPPLIES--0.2%
    1,900    York International Corp. ...........................        40,660
                                                                    -----------
             CHEMICALS - BASIC--0.5%
    3,300    Eastman Chemical Co. ...............................       106,227
                                                                    -----------
             CHEMICALS - SPECIALTY--1.9%
    2,800    Ashland Inc. .......................................        77,868
   15,400    RPM International, Inc. ............................       154,000
    7,500    Sherwin-Williams Co. (The) .........................       200,250
                                                                    -----------
                                                                        432,118
                                                                    -----------
             COMMERCIAL SERVICES--0.5%
    5,200    ARAMARK Corp., Class B* ............................       114,140
                                                                    -----------
             COMPUTER COMPONENTS--0.5%
   14,200    Western Digital Corp.* .............................       115,446
                                                                    -----------
             COMPUTER NETWORKING PRODUCTS--3.6%
    7,200    Avocent Corp.* .....................................       200,304
   27,100    EMC Corp.* .........................................       200,269
    3,600    Emulex Corp.* ......................................        64,692
    7,600    NetScreen Technologies, Inc.* ......................       148,428
    5,700    QLogic Corp.* ......................................       201,837
                                                                    -----------
                                                                        815,530
                                                                    -----------

--------------------------------------------------------------------------------
                                                                       VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
             COMPUTER PERIPHERALS--1.0%
    3,700    Lexmark International, Inc.* .......................   $   230,917
                                                                    -----------
             COMPUTER SOFTWARE--2.7%
    1,900    Electronic Arts Inc.* ..............................       100,320
   16,300    Siebel Systems, Inc.* ..............................       140,669
    7,500    Symantec Corp.* ....................................       303,525
    3,100    Take-Two Interactive Software, Inc.* ...............        64,821
                                                                    -----------
                                                                        609,335
                                                                    -----------
             CONSUMER PRODUCTS--2.8%
    2,800    Black & Decker Corp. (The) .........................       102,760
   11,300    Dial Corp. (The) ...................................       205,547
    5,100    Fortune Brands, Inc. ...............................       223,584
   10,100    Owens-Illinois, Inc.* ..............................        90,900
                                                                    -----------
                                                                        622,791
                                                                    -----------
             DATA PROCESSING--0.4%
    2,200    Affiliated Computer Services, Inc., Class A* .......        98,626
                                                                    -----------
             ELECTRICAL EQUIPMENT--1.2%
    9,100    Hubbell Inc., Class B ..............................       279,916
                                                                    -----------
             ELECTRONIC COMPONENTS & ACCESSORIES--0.3%
    1,400    Jabil Circuit, Inc.* ...............................        23,254
    2,287    Marvell Technology Group Ltd.* .....................        47,113
                                                                    -----------
                                                                         70,367
                                                                    -----------
             ENERGY--1.3%
   12,900    CONSOL Energy Inc. .................................       229,620
    4,100    TXU Corp. ..........................................        65,477
                                                                    -----------
                                                                        295,097
                                                                    -----------
             FINANCIAL SERVICES--2.4%
    6,000    H&R Block, Inc. ....................................       243,420
    9,400    IndyMac Bancorp, Inc. ..............................       179,540
    3,000    MBIA Inc. ..........................................       114,390
                                                                    -----------
                                                                        537,350
                                                                    -----------
             FOOD & AGRICULTURE--4.6%
    6,500    ConAgra Foods, Inc. ................................       149,955
    1,900    Dean Foods Co.* ....................................        80,123
   26,900    Del Monte Foods Co.* ...............................       220,042
   11,200    Fresh Del Monte Produce Inc. .......................       203,168
    5,000    General Mills, Inc. ................................       214,350
    8,800    Sara Lee Corp. .....................................       174,240
                                                                    -----------
                                                                      1,041,878
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

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                              n/i NUMERIC INVESTORS
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                                  MID CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                       VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
             HAZARDOUS WASTE MANAGEMENT--0.9%
    5,400    Stericycle, Inc.* ..................................   $   191,322
                                                                    -----------
             HEALTH CARE--3.1%
    2,100    CIGNA Corp. ........................................        90,237
    3,900    First Health Group Corp.* ..........................        94,029
    3,300    Oxford Health Plans, Inc.* .........................        92,400
    2,000    UnitedHealth Group Inc. ............................       165,800
    3,600    WellPoint Health Networks Inc.* ....................       244,836
                                                                    -----------
                                                                        687,302
                                                                    -----------
             INSURANCE - HEALTH & LIFE--0.3%
    4,700    UnumProvident Corp. ................................        61,100
                                                                    -----------
             INSURANCE - PROPERTY & CASUALTY--2.4%
    2,000    CNA Financial Corp.* ...............................        45,980
    1,300    Everest Re Group, Ltd. .............................        69,420
   12,600    Old Republic International Corp. ...................       343,980
    3,400    Travelers Property Casualty Corp., Class A .........        53,210
    1,400    Travelers Property Casualty Corp., Class B .........        22,260
                                                                    -----------
                                                                        534,850
                                                                    -----------
             INVESTMENT MANAGEMENT--0.7%
    3,700    BlackRock, Inc.* ...................................       153,920
                                                                    -----------
             LEISURE & ENTERTAINMENT--3.7%
   10,300    GTECH Holdings Corp.* ..............................       299,730
    2,000    International Game Technology* .....................       157,160
   11,900    Mattel, Inc. .......................................       253,708
    8,700    Royal Caribbean Cruises Ltd. .......................       117,885
                                                                    -----------
                                                                        828,483
                                                                    -----------
             MANUFACTURING--2.3%
    9,300    ArvinMeritor, Inc. .................................       142,104
    9,000    Lear Corp.* ........................................       341,820
      400    United Technologies Corp. ..........................        23,432
                                                                    -----------
                                                                        507,356
                                                                    -----------
             MEDICAL & MEDICAL SERVICES--0.3%
    1,100    Express Scripts, Inc.* .............................        56,892
                                                                    -----------
             MEDICAL INSTRUMENTS & SUPPLIES--7.8%
    6,600    Becton, Dickinson & Co. ............................       227,040
    9,600    Cytyc Corp.* .......................................       122,208
      800    DENTSPLY International Inc. ........................        27,904
      900    Edwards Lifesciences Corp.* ........................        23,949
    5,500    Fisher Scientific International Inc.* ..............       158,015
    3,200    Guidant Corp.* .....................................       114,432
    1,800    Henry Schein, Inc.* ................................        72,000

--------------------------------------------------------------------------------
                                                                       VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
             MEDICAL INSTRUMENTS & SUPPLIES--(CONTINUED)
    5,300    Hillenbrand Industries, Inc. .......................   $   264,735
    1,500    IDEXX Laboratories, Inc.* ..........................        54,690
    3,200    Laboratory Corporation of America
               Holdings* ........................................        88,864
    3,500    St. Jude Medical, Inc.* ............................       159,880
    9,000    STERIS Corp.* ......................................       227,250
    3,900    Varian Medical Systems, Inc.* ......................       197,145
                                                                    -----------
                                                                      1,738,112
                                                                    -----------
             MULTIMEDIA/PUBLISHING--0.5%
    4,500    Fox Entertainment Group, Inc., Class A* ............       120,285
                                                                    -----------
             OFFICE & BUSINESS EQUIPMENT--1.9%
   30,800    IKON Office Solutions, Inc. ........................       215,908
   20,600    Ingram Micro Inc., Class A* ........................       213,416
                                                                    -----------
                                                                        429,324
                                                                    -----------
             OIL & GAS EQUIPMENT & SERVICES--2.7%
    2,700    Kinder Morgan, Inc. ................................       122,931
    7,700    Questar Corp. ......................................       214,676
    7,200    Tidewater Inc. .....................................       220,464
    2,700    Varco International, Inc.* .........................        51,192
                                                                    -----------
                                                                        609,263
                                                                    -----------
             OIL & GAS FIELD EXPLORATION--4.0%
    4,100    Amerada Hess Corp. .................................       182,573
    4,300    ConocoPhillips .....................................       218,010
   10,100    Marathon Oil Corp. .................................       233,209
    2,800    Unocal Corp. .......................................        73,780
    6,200    Westport Resources Corp.* ..........................       128,278
    2,000    XTO Energy, Inc. ...................................        50,420
                                                                    -----------
                                                                        886,270
                                                                    -----------
             OIL REFINING--1.2%
    3,300    Sunoco, Inc. .......................................       116,787
    4,000    Valero Energy Corp. ................................       156,040
                                                                    -----------
                                                                        272,827
                                                                    -----------
             PAPER & ALLIED PRODUCTS--0.4%
    5,700    Georgia-Pacific Corp. ..............................        85,557
                                                                    -----------
             PHARMACEUTICALS--1.3%
    2,000    Amylin Pharmaceuticals, Inc.* ......................        30,680
    1,900    Medicis Pharmaceutical Corp., Class A* .............        88,540
    5,500    Pharmaceutical Product Development,
               Inc.* ............................................       172,535
                                                                    -----------
                                                                        291,755
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

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                              n/i NUMERIC INVESTORS
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                                  MID CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                       VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
             PHOTOGRAPHIC EQUIPMENT--0.5%
    3,600    Eastman Kodak Co. ..................................   $   106,560
                                                                    -----------
             REAL ESTATE INVESTMENT TRUSTS--1.3%
    1,800    Apartment Investment & Management Co. ..............        66,186
    4,300    General Growth Properties, Inc., Class A ...........       224,761
                                                                    -----------
                                                                        290,947
                                                                    -----------
             RESIDENTIAL CONSTRUCTION--1.9%
    5,500    KB HOME ............................................       257,950
      500    NVR, Inc.* .........................................       165,975
                                                                    -----------
                                                                        423,925
                                                                    -----------
             RESTAURANTS--1.9%
    7,100    Applebee's International, Inc. .....................       182,044
    8,900    CBRL Group, Inc. ...................................       237,630
                                                                    -----------
                                                                        419,674
                                                                    -----------
             RETAIL - SPECIALTY--4.4%
    5,000    Abercrombie & Fitch Co., Class A* ..................       137,500
    2,300    Advance Auto Parts, Inc.* ..........................        89,746
    2,100    AutoZone, Inc.* ....................................       138,180
    4,900    Rent-A-Center, Inc.* ...............................       244,755
    6,100    Ross Stores, Inc. ..................................       208,681
    3,700    Staples, Inc.* .....................................        64,047
      600    Timberland Co. (The), Class A* .....................        23,040
    3,000    Williams-Sonoma, Inc.* .............................        69,840
                                                                    -----------
                                                                        975,789
                                                                    -----------
             SAVINGS & LOAN ASSOCIATIONS--8.0%
    1,900    American Capital Strategies, Ltd. ..................        46,930
    8,000    AmSouth Bancorp ....................................       164,800
    7,800    Banknorth Group, Inc. ..............................       176,748
    7,150    Doral Financial Corp. ..............................       231,731
    4,200    GreenPoint Financial Corp. .........................       178,416
    3,700    Hibernia Corp., Class A ............................        67,044
    6,900    Independence Community Bank Corp. ..................       179,262
    4,700    New York Community Bancorp, Inc. ...................       134,467
   12,817    Roslyn Bancorp, Inc. ...............................       255,315
   10,450    Washington Federal, Inc. ...........................       231,990
    3,400    Webster Financial Corp. ............................       121,040
                                                                    -----------
                                                                      1,787,743
                                                                    -----------

--------------------------------------------------------------------------------
                                                                       VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
             SEMICONDUCTORS--1.8%
    5,200    Applied Materials, Inc.* ...........................   $    67,496
   12,700    LSI Logic Corp.* ...................................        56,388
   14,300    Micron Technology, Inc.* ...........................       114,257
    6,000    Teradyne, Inc.* ....................................        69,540
    5,700    Texas Instruments Inc. .............................        95,475
                                                                    -----------
                                                                        403,156
                                                                    -----------
             STEEL--0.9%
   17,900    United States Steel Corp. ..........................       207,998
                                                                    -----------
             TELECOMMUNICATIONS--0.8%
    3,900    QUALCOMM Inc.* .....................................       134,862
    3,600    Sprint Corp. - Fon Group ...........................        45,720
                                                                    -----------
                                                                        180,582
                                                                    -----------
             TELECOMMUNICATIONS EQUIPMENT & SERVICES--2.3%
    4,800    ADTRAN, Inc.* ......................................       154,512
    7,300    Harris Corp. .......................................       218,708
    5,600    Nextel Communications, Inc., Class A* ..............        78,848
    3,700    UTStarcom, Inc.* ...................................        67,266
                                                                    -----------
                                                                        519,334
                                                                    -----------
             TOBACCO--0.1%
    1,400    Loews Corp. - Carolina Group .......................        29,960
                                                                    -----------
             TRANSPORTATION--1.6%
    3,600    Burlington Northern Santa Fe Corp. .................        90,000
    9,700    Ryder System, Inc. .................................       220,093
      800    Union Pacific Corp. ................................        44,152
                                                                    -----------
                                                                        354,245
                                                                    -----------
             UTILITIES--4.5%
   17,400    CenterPoint Energy, Inc. ...........................        80,910
    5,700    DPL Inc. ...........................................        68,970
   12,000    ONEOK, Inc. ........................................       206,760
    7,100    PG&E Corp.* ........................................        90,525
    6,600    Public Service Enterprise Group, Inc. ..............       228,558
   16,600    TECO Energy, Inc. ..................................       183,928
    2,700    UGI Corp. ..........................................       111,780
    2,000    Wisconsin Energy Corp. .............................        45,700
                                                                    -----------
                                                                      1,017,131
                                                                    -----------
             WHOLESALE - GROCERIES & GENERAL LINE--0.6%
   10,100    SUPERVALU INC. .....................................       140,592
                                                                    -----------
             Total Common Stocks
               (Cost $22,993,489) ...............................    21,858,543
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

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                              n/i NUMERIC INVESTORS
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                                  MID CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
  PRINCIPAL                                                            VALUE
AMOUNT (000'S)                                                        (NOTE 1)
--------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS--1.7%
$     300    Bear, Stearns & Co. Inc.
               (Agreement dated 02/28/03 to be
               repurchased at  $300,462)
               1.30%, 03/03/03
               (Cost $300,429) (Note 7) .........................   $   300,429
       82    Bear, Stearns & Co. Inc.
               (Agreement dated 02/28/03 to be
               repurchased at $82,211)
               0.656%, 03/03/03
               (Cost $82,206) (Note 6) ..........................        82,206
                                                                    -----------
             Total Repurchase Agreements
               (Cost $382,635) ..................................       382,635
                                                                    -----------
Total Investments -- 99.3%
  (Cost $23,376,124) ............................................    22,241,178
                                                                    -----------
Other Assets in Excess of Liabilities -- 0.7% ...................       167,122
                                                                    -----------
Net Assets -- 100.0% ............................................   $22,408,300
                                                                    ===========

----------
* Non-income producing.

The accompanying notes are an integral part of the financial statements.

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                              n/i NUMERIC INVESTORS
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                              SMALL CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
--------------------------------------------------------------------------------
             COMMON STOCKS--97.7%
             AEROSPACE & DEFENSE--1.7%
   44,300    Armor Holdings, Inc.* ..............................  $    498,375
    8,500    Kaman Corp., Class A ...............................        83,555
   76,800    Titan Corp. (The)* .................................       610,560
   38,800    United Defense Industries, Inc.* ...................       833,424
                                                                   ------------
                                                                      2,025,914
                                                                   ------------
             AIRLINES--0.3%
   51,200    ExpressJet Holdings, Inc.* .........................       409,600
                                                                   ------------
             APPAREL--0.7%
   20,000    Kellwood Co. .......................................       512,000
   20,700    Russell Corp. ......................................       334,305
                                                                   ------------
                                                                        846,305
                                                                   ------------
             AUTOMOBILE--0.2%
    7,900    Thor Industries, Inc. ..............................       202,951
                                                                   ------------
             AUTOMOBILE PARTS & EQUIPMENT--0.4%
   67,500    Visteon Corp. ......................................       428,625
                                                                   ------------
             BANKS--3.2%
    9,400    Community Bank System, Inc. ........................       307,286
   23,900    First BanCorp ......................................       599,173
    8,200    Frontier Financial Corp. ...........................       206,894
   22,400    Independent Bank Corp. .............................       476,448
   37,200    Irwin Financial Corp. ..............................       673,320
   70,700    R&G Financial Corp., Class B .......................     1,573,075
                                                                   ------------
                                                                      3,836,196
                                                                   ------------
             BIOTECH--0.2%
    9,800    Applera Corp. - Celera Genomics Group* .............        80,850
   72,800    ArQule Inc.* .......................................       172,536
                                                                   ------------
                                                                        253,386
                                                                   ------------
             BUILDING SUPPLIES--0.5%
   18,100    Building Materials Holding Corp. ...................       235,300
   59,400    Culp, Inc.* ........................................       356,400
                                                                   ------------
                                                                        591,700
                                                                   ------------
             CHEMICALS - BASIC--0.5%
    9,500    Airgas, Inc.* ......................................       166,250
   41,000    Millennium Chemicals Inc. ..........................       447,720
                                                                   ------------
                                                                        613,970
                                                                   ------------

--------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
--------------------------------------------------------------------------------
             CHEMICALS - SPECIALTY--0.9%
    7,400    MacDermid, Inc. ....................................  $    162,356
   68,700    RPM International, Inc. ............................       687,000
   24,100    Wellman, Inc. ......................................       255,701
                                                                   ------------
                                                                      1,105,057
                                                                   ------------
             COMMERCIAL SERVICES--0.2%
    9,200    McGrath Rentcorp ...................................       207,184
                                                                   ------------
             COMPUTER COMPONENTS--0.7%
   72,900    Maxtor Corp.* ......................................       437,400
   47,900    Western Digital Corp.* .............................       389,427
                                                                   ------------
                                                                        826,827
                                                                   ------------
             COMPUTER NETWORKING PRODUCTS--0.9%
   29,300    Avocent Corp.* .....................................       815,126
   17,400    Overland Storage, Inc* .............................       249,342
                                                                   ------------
                                                                      1,064,468
                                                                   ------------
             COMPUTER PERIPHERALS--0.3%
   14,000    Hutchinson Technology Inc.* ........................       302,960
                                                                   ------------
             COMPUTER SERVICES--0.1%
   23,900    Gartner, Inc., Class A* ............................       174,948
                                                                   ------------
             COMPUTER SOFTWARE--2.7%
   19,700    ANSYS, Inc.* .......................................       468,072
    7,200    StarTek, Inc.* .....................................       169,704
   46,000    Sybase, Inc.* ......................................       675,740
   30,800    Take-Two Interactive Software, Inc.* ...............       644,028
  104,100    TALX Corp. .........................................     1,274,184
                                                                   ------------
                                                                      3,231,728
                                                                   ------------
             CONSUMER PRODUCTS--2.6%
   21,500    Central Garden & Pet Co.* ..........................       492,350
   44,700    Department 56, Inc.* ...............................       491,700
   34,285    Helen of Troy Ltd.* ................................       448,791
   12,000    Scotts Co. (The), Class A* .........................       604,200
    5,800    Toro Co. (The) .....................................       398,982
   54,100    Tupperware Corp. ...................................       674,627
                                                                   ------------
                                                                      3,110,650
                                                                   ------------
             ELECTRICAL EQUIPMENT--2.9%
   58,300    A.O. Smith Corp. ...................................     1,502,974
  108,200    Acuity Brands, Inc. ................................     1,439,060
   19,700    Anixter International Inc.* ........................       461,965
                                                                   ------------
                                                                      3,403,999
                                                                   ------------

The accompanying notes are an integral part of the financial statements.

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                              n/i NUMERIC INVESTORS
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
--------------------------------------------------------------------------------
             ELECTRONIC COMPONENTS & ACCESSORIES--1.0%
   14,900    Avnet, Inc.* .......................................  $    153,470
   26,600    Benchmark Electronics, Inc.* .......................       926,744
    8,700    Daktronics, Inc.* ..................................       141,288
                                                                   ------------
                                                                      1,221,502
                                                                   ------------
             ELECTRONIC MEASUREMENTS - INSTRUMENTS--2.0%
   28,600    Analogic Corp. .....................................     1,299,298
   55,141    MTS Systems Corp. ..................................       629,159
   64,900    Zygo Corp. .........................................       401,082
                                                                   ------------
                                                                      2,329,539
                                                                   ------------
             ENERGY--0.9%
   57,100    CONSOL Energy Inc. .................................     1,016,380
                                                                   ------------
             FINANCIAL SERVICES--3.3%
   44,627    American Home Mortgage Holdings, Inc. ..............       475,277
  110,000    Cash America International, Inc. ...................       981,200
   41,900    IndyMac Bancorp, Inc. ..............................       800,290
   53,000    New Century Financial Corp. ........................     1,411,390
   22,000    Saxon Capital, Inc.* ...............................       242,220
                                                                   ------------
                                                                      3,910,377
                                                                   ------------
             FOOD & AGRICULTURE--3.4%
   34,100    Chiquita Brands International, Inc.* ...............       328,383
   14,900    Corn Products International, Inc. ..................       447,745
   43,200    Del Monte Foods Co.* ...............................       353,376
   77,600    Fresh Del Monte Produce Inc. .......................     1,407,664
    8,700    Hain Celestial Group, Inc.* ........................       125,454
   41,200    Ralcorp Holdings, Inc.* ............................     1,052,660
   15,038    Sanderson Farms, Inc. ..............................       289,346
                                                                   ------------
                                                                      4,004,628
                                                                   ------------
             HAZARDOUS WASTE MANAGEMENT--0.1%
   13,000    Clean Harbors, Inc.* ...............................       169,390
                                                                   ------------
             HEALTH CARE--1.1%
   25,800    AMERIGROUP Corp.* ..................................       662,802
   58,200    Sierra Health Services, Inc.* ......................       703,638
                                                                   ------------
                                                                      1,366,440
                                                                   ------------
             HOTELS & MOTELS--0.8%
   41,300    Choice Hotels International, Inc.* .................       974,680
                                                                   ------------
             INSURANCE - HEALTH & LIFE--1.2%
    4,400    AmerUs Group Co. ...................................       115,412
    6,000    Delphi Financial Group, Inc., Class A ..............       221,100
  106,100    Phoenix Companies, Inc. (The) ......................       825,458
   28,600    UICI* ..............................................       287,430
                                                                   ------------
                                                                      1,449,400
                                                                   ------------

--------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
--------------------------------------------------------------------------------
             INSURANCE - PROPERTY & CASUALTY--2.1%
   64,300    Allmerica Financial Corp. ..........................  $    909,845
    6,500    Arch Capital Group Ltd.* ...........................       203,190
    7,900    PMA Capital Corp., Class A .........................        77,815
   21,800    PXRE Group Ltd. ....................................       436,000
   38,400    Stewart Information Services Corp.* ................       883,200
                                                                   ------------
                                                                      2,510,050
                                                                   ------------
             LEISURE & ENTERTAINMENT--0.6%
   24,100    GTECH Holdings Corp.* ..............................       701,310
                                                                   ------------
             MACHINERY--0.1%
    7,300    Stewart & Stevenson Services, Inc. .................        70,664
                                                                   ------------
             MANUFACTURING--6.3%
   53,300    Albany International Corp., Class A ................     1,180,062
   20,000    Cascade Corp. ......................................       283,600
   19,600    Curtiss-Wright Corp. ...............................     1,070,160
   25,300    Jarden Corp.* ......................................       678,293
   37,400    Matthews International Corp., Class A ..............       852,009
   26,530    Oshkosh Truck Corp. ................................     1,620,983
   36,400    Tecumseh Products Co., Class A .....................     1,619,800
   13,800    Worthington Industries, Inc. .......................       190,164
                                                                   ------------
                                                                      7,495,071
                                                                   ------------
             MEDICAL & MEDICAL SERVICES--0.6%
   16,350    Kindred Healthcare, Inc.* ..........................       264,067
   57,900    Prime Medical Services, Inc.* ......................       449,304
                                                                   ------------
                                                                        713,371
                                                                   ------------
             MEDICAL INSTRUMENTS & SUPPLIES--1.1%
   13,000    Advanced Medical Optics, Inc.* .....................       150,150
   25,940    CONMED Corp.* ......................................       394,288
   19,900    Edwards Lifesciences Corp.* ........................       529,539
   20,500    Hanger Orthopedic Group, Inc.* .....................       213,815
                                                                   ------------
                                                                      1,287,792
                                                                   ------------
             METALS--0.1%
   23,800    USEC Inc. ..........................................       143,514
                                                                   ------------
             OFFICE & BUSINESS EQUIPMENT--1.7%
   38,633    Global Imaging Systems, Inc.* ......................       715,097
  185,200    IKON Office Solutions, Inc. ........................     1,298,252
                                                                   ------------
                                                                      2,013,349
                                                                   ------------
             OIL & GAS EQUIPMENT & SERVICES--0.8%
    7,223    Offshore Logistics, Inc.* ..........................       133,337
   73,500    Oil States International, Inc.* ....................       837,900
                                                                   ------------
                                                                        971,237
                                                                   ------------

The accompanying notes are an integral part of the financial statements.

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                              n/i NUMERIC INVESTORS
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
--------------------------------------------------------------------------------
             OIL & GAS FIELD EXPLORATION--3.0%
    7,400    Evergreen Resources, Inc.* .........................  $    333,592
    8,100    Nuevo Energy Co.* ..................................       101,493
   37,200    Patina Oil & Gas Corp. .............................     1,238,016
    3,200    Penn Virginia Corp. ................................       118,432
   10,400    Remington Oil & Gas Corp.* .........................       196,248
   35,800    Swift Energy Co.* ..................................       333,298
   63,000    Vintage Petroleum, Inc. ............................       626,850
   32,800    Westport Resources Corp.* ..........................       678,632
                                                                   ------------
                                                                      3,626,561
                                                                   ------------
             OIL REFINING--0.1%
    5,500    Holly Corp. ........................................       122,375
    2,800    Plains Resources Inc.* .............................        31,892
                                                                   ------------
                                                                        154,267
                                                                   ------------
             PACKAGING--0.7%
   39,100    Silgan Holdings Inc.* ..............................       794,512
                                                                   ------------
             PAPER & ALLIED PRODUCTS--2.1%
   26,600    Caraustar Industries, Inc.* ........................       198,436
   70,800    Louisiana-Pacific Corp.* ...........................       616,668
   28,200    Rock-Tenn Co., Class A .............................       365,190
   56,300    Schweitzer-Mauduit International, Inc. .............     1,293,774
                                                                   ------------
                                                                      2,474,068
                                                                   ------------
             PHARMACEUTICALS--1.9%
   74,700    Alpharma Inc., Class A .............................     1,251,225
  104,200    ICN Pharmaceuticals, Inc. ..........................     1,002,404
                                                                   ------------
                                                                      2,253,629
                                                                   ------------
             PRINTING--0.4%
   22,900    John H. Harland Co. ................................       526,242
                                                                   ------------
             REAL ESTATE INVESTMENT TRUSTS--10.0%
   42,500    Boykin Lodging Co. .................................       335,750
   40,400    CBL & Associates Properties, Inc. ..................     1,609,940
   41,600    Correctional Properties Trust ......................       874,432
  113,700    Crown American Realty Trust ........................     1,089,246
   41,800    Developers Diversified Realty Corp. ................       973,940
   16,500    Entertainment Properties Trust .....................       409,200
   34,700    First Industrial Realty Trust, Inc. ................       975,070
    8,200    Highwoods Properties, Inc. .........................       172,282
  162,700    HRPT Properties Trust ..............................     1,384,577
   19,800    Macerich Co. (The) .................................       636,570
  137,600    MeriStar Hospitality Corp. .........................       367,392
   36,000    Mills Corp. (The) ..................................     1,054,080
   17,900    Parkway Properties, Inc. ...........................       652,455
   21,500    Tanger Factory Outlet Centers, Inc. ................       646,075

--------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
--------------------------------------------------------------------------------
             REAL ESTATE INVESTMENT TRUSTS--(CONTINUED)
   21,700    Trizec Properties, Inc. ............................  $    186,837
   43,600    Ventas, Inc. .......................................       523,200
                                                                   ------------
                                                                     11,891,046
                                                                   ------------
             RESIDENTIAL CONSTRUCTION--1.2%
   24,200    Hovnanian Enterprises, Inc., Class A* ..............       794,486
   23,500    M/I Schottenstein Homes, Inc. ......................       608,650
                                                                   ------------
                                                                      1,403,136
                                                                   ------------
             RESTAURANTS--2.8%
   35,763    Applebee's International, Inc. .....................       916,964
   44,169    CBRL Group, Inc. ...................................     1,179,312
   75,000    Landry's Restaurants, Inc. .........................     1,230,000
                                                                   ------------
                                                                      3,326,276
                                                                   ------------
             RETAIL - DISCOUNT--0.6%
   41,300    Tuesday Morning Corp.* .............................       710,773
                                                                   ------------
             RETAIL - SPECIALTY--2.8%
   33,900    Brown Shoe Co., Inc. ...............................       920,046
   32,000    Jo-Ann Stores, Inc., Class A* ......................       643,520
    9,200    Jos. A. Bank Clothiers, Inc.* ......................       212,520
   39,900    ShopKo Stores, Inc.* ...............................       436,905
    6,300    Timberland Co. (The), Class A* .....................       241,920
   43,000    World Fuel Services Corp. ..........................       860,000
                                                                   ------------
                                                                      3,314,911
                                                                   ------------
             SAVINGS & LOAN ASSOCIATIONS--9.3%
   16,340    American Capital Strategies, Ltd. ..................       403,598
  140,800    BankAtlantic Bancorp, Inc., Class A ................     1,277,056
    4,100    Dime Bancorp, Inc., Litigation Tracking
               Warrants* ........................................           492
   59,515    Dime Community Bancshares ..........................     1,277,192
   19,300    Downey Financial Corp. .............................       774,895
    4,300    First Niagara Financial Group, Inc. ................        47,988
   30,500    FirstFed Financial Corp.* ..........................       915,000
   66,525    Flagstar Bancorp, Inc. .............................     1,613,231
    9,300    Hawthorne Financial Corp.* .........................       281,325
    4,700    Hudson United Bancorp ..............................       148,238
   41,731    Independence Community Bank Corp. ..................     1,084,171
   34,700    MAF Bancorp, Inc. ..................................     1,183,270
   22,425    Oriental Financial Group Inc. ......................       476,531
    4,200    Roslyn Bancorp, Inc. ...............................        83,664
   54,263    Washington Federal, Inc. ...........................     1,204,639
    8,700    Webster Financial Corp. ............................       309,720
                                                                   ------------
                                                                     11,081,010
                                                                   ------------

The accompanying notes are an integral part of the financial statements.

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                              n/i NUMERIC INVESTORS
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
--------------------------------------------------------------------------------
             SEMICONDUCTORS--1.8%
   26,100    Bell Microproducts Inc.* ...........................  $    158,166
   74,766    Brooks Automation, Inc.* ...........................       756,632
   51,100    Cirrus Logic, Inc.* ................................       133,882
   24,200    Cree, Inc.* ........................................       411,884
    6,500    International Rectifier Corp.* .....................       145,275
   39,700    Mykrolis Corp.* ....................................       267,578
   11,500    Varian Semiconductor Equipment
               Associates, Inc.* ................................       296,125
                                                                   ------------
                                                                      2,169,542
                                                                   ------------
             SERVICES - EMPLOYMENT AGENCIES--1.2%
   31,900    CDI Corp.* .........................................       725,725
   60,350    Right Management Consultants, Inc.* ................       709,112
                                                                   ------------
                                                                      1,434,837
                                                                   ------------
             STEEL--1.5%
   33,904    Steel Technologies Inc. ............................       360,739
  118,400    United States Steel Corp. ..........................     1,375,808
                                                                   ------------
                                                                      1,736,547
                                                                   ------------
             TELECOMMUNICATIONS EQUIPMENT & SERVICES--2.3%
   11,200    ADTRAN, Inc.* ......................................       360,528
   36,300    Allen Telecom Inc.* ................................       477,345
   29,300    Applied Signal Technology, Inc.* ...................       392,327
    5,000    Boston Communications Group, Inc.* .................        63,900
   62,400    Brightpoint, Inc.* .................................       711,360
   19,800    Commonwealth Telephone Enterprises,
               Inc.* ............................................       747,648
                                                                   ------------
                                                                      2,753,108
                                                                   ------------
             TOBACCO--0.3%
   68,400    DIMON Inc. .........................................       418,608
                                                                   ------------
             TRANSPORTATION--2.2%
   82,600    General Maritime Corp.* ............................       726,880
   13,850    Genesee & Wyoming Inc., Class A* ...................       211,905
   24,200    Overseas Shipholding Group, Inc. ...................       385,748
   57,400    Ryder System, Inc. .................................     1,302,406
                                                                   ------------
                                                                      2,626,939
                                                                   ------------

--------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
--------------------------------------------------------------------------------
             UTILITIES--6.4%
   61,400    AGL Resources Inc. .................................  $  1,360,010
   40,200    Energen Corp. ......................................     1,222,884
   39,300    NUI Corp. ..........................................       595,788
  104,500    ONEOK, Inc. ........................................     1,800,535
   43,100    Southwestern Energy Co.* ...........................       504,270
   42,200    UGI Corp. ..........................................     1,747,080
   10,200    UIL Holdings Corp. .................................       335,580
                                                                   ------------
                                                                      7,566,147
                                                                   ------------
             WHOLESALE - DISTRIBUTION--0.9%
   72,100    Handleman Co.* .....................................     1,016,610
                                                                   ------------
             Total Common Stocks
               (Cost $118,648,573) ..............................   116,263,931
                                                                   ------------
  PRINCIPAL
AMOUNT (000'S)
--------------
             REPURCHASE AGREEMENTS--2.5%
$   2,340    Bear, Stearns & Co. Inc.
               (Agreement dated 02/28/03 to be
               repurchased at $2,340,336)
               1.30%, 03/03/03
               (Cost $2,340,083) (Note 7) .......................     2,340,083
      557    Bear, Stearns & Co. Inc.
               (Agreement dated 02/28/03 to be
               repurchased at $557,246)
               0.656%, 03/03/03
               (Cost $557,216) (Note 6) .........................       557,216
                                                                   ------------
             Total Repurchase Agreements
               (Cost $2,897,299) ................................     2,897,299
                                                                   ------------
Total Investments -- 100.2%
  (Cost $121,545,872) ...........................................   119,161,230
                                                                   ------------
Liabilities in Excess of Other Assets--(0.2)% ...................      (198,168)
                                                                   ------------
Net Assets -- 100.0% ............................................  $118,963,062
                                                                   ============

----------
* Non-income producing.

The accompanying notes are an integral part of the financial statements.

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                              n/i NUMERIC INVESTORS
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                      STATEMENTS OF ASSETS AND LIABILITIES
                          FEBRUARY 28, 2003 (UNAUDITED)

                                                               EMERGING GROWTH         GROWTH           MID CAP     SMALL CAP VALUE
                                                                    FUND                FUND             FUND             FUND
                                                               ---------------      ------------      -----------   ---------------
ASSETS
   Investments, at value (Cost -- $95,675,643,
      $32,030,382, $23,376,124, $121,545,872,
      respectively) .....................................        $ 98,289,571       $ 31,780,080      $22,241,178     $119,161,230
   Receivable for investments sold ......................           1,413,789            798,163          980,200        4,365,589
   Receivable for Fund shares sold ......................                  36              9,000              100          603,091
   Dividends and interest receivable ....................              68,949             21,801           34,037          168,521
   Receivable from investment adviser ...................                  --                 --            2,925               --
   Prepaid expenses and other assets ....................              11,795              7,726            7,642           24,702
                                                                 ------------       ------------      -----------     ------------
      Total assets ......................................          99,784,140         32,616,770       23,266,082      124,323,133
                                                                 ------------       ------------      -----------     ------------
LIABILITIES
   Payable for investments purchased ....................           1,203,974            515,619          741,334        3,575,272
   Payable upon return of securities loaned (Note 6) ....             841,698            342,922           82,206          557,216
   Payable for Fund shares redeemed .....................               6,702                 --               --        1,045,122
   Investment advisory fee payable ......................              56,262             24,095               --          124,788
   Accrued expenses and other liabilities ...............              69,693             35,770           34,242           57,673
                                                                 ------------       ------------      -----------     ------------
      Total liabilities .................................           2,178,329            918,406          857,782        5,360,071
                                                                 ------------       ------------      -----------     ------------
NET ASSETS
   Capital stock, $0.001 par value ......................               8,626              3,704            2,048            8,520
   Additional paid-in capital ...........................         111,530,007         49,675,609       31,877,973      135,522,599
   Undistributed net investment income/(loss) ...........            (238,005)          (180,559)          97,488          (82,758)
   Accumulated net realized loss from
      investments .......................................         (16,308,745)       (17,550,088)      (8,434,263)     (14,100,657)
   Net unrealized appreciation/(depreciation)
      on investments ....................................           2,613,928           (250,302)      (1,134,946)      (2,384,642)
                                                                 ------------       ------------      -----------     ------------
   Net assets applicable to shares outstanding ..........        $ 97,605,811       $ 31,698,364      $22,408,300     $118,963,062
                                                                 ============       ============      ===========     ============
Shares outstanding ......................................           8,626,463          3,704,100        2,047,980        8,519,726
                                                                 ------------       ------------      -----------     ------------
Net asset value, offering and redemption price
    per share ...........................................              $11.31              $8.56           $10.94           $13.96
                                                                       ======              =====           ======           ======

The accompanying notes are an integral part of the financial statements.

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                              n/i NUMERIC INVESTORS
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                            STATEMENTS OF OPERATIONS
              FOR THE SIX MONTHS ENDED FEBUARY 28, 2003 (UNAUDITED)

                                                               EMERGING GROWTH         GROWTH           MID CAP     SMALL CAP VALUE
                                                                    FUND                FUND             FUND             FUND
                                                               ---------------      -----------       -----------   ---------------
INVESTMENT INCOME
   Dividends* ...........................................        $   303,266        $   101,442       $   198,763     $    951,919
   Interest .............................................             35,414             10,846             6,608           20,697
   Securities lending ...................................             12,765              3,322             1,231            9,765
                                                                 -----------        -----------       -----------     ------------
      Total investment income ...........................            351,445            115,610           206,602          982,381
                                                                 -----------        -----------       -----------     ------------
EXPENSES
   Advisory fees ........................................            356,340            214,568            50,567          790,146
   Co-Administration fees ...............................             87,790             50,433            46,930          106,625
   Administrative services fees .........................             71,268             24,424            17,492           87,794
   Transfer agent fees and expenses .....................             29,919             23,999            23,999           30,364
   Printing .............................................             39,000              8,368            12,936           35,150
   Federal and state registration fees ..................              8,651              5,819             6,928           15,427
   Audit and legal fees .................................             47,320             13,899             9,918           53,374
   Custodian fees and expenses ..........................             16,654              4,885             3,498           22,659
   Directors' fees and expenses .........................              7,211              2,181             1,691           10,157
   Other ................................................              2,898                942               689            3,378
                                                                 -----------        -----------       -----------     ------------
      Total expenses before waivers and
         reimbursements, if any .........................            667,051            349,518           174,648        1,155,074
      Less: waivers and reimbursements, if any ..........            (77,601)           (53,349)          (65,534)         (89,935)
                                                                 -----------        -----------       -----------     ------------
      Net expenses after waivers and
         reimbursements, if any .........................            589,450            296,169           109,114        1,065,139
                                                                 -----------        -----------       -----------     ------------
      Net Investment Income/(Loss) ......................           (238,005)          (180,559)           97,488          (82,758)
                                                                 -----------        -----------       -----------     ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
   Net realized loss from investments ...................         (6,090,380)        (2,939,680)       (2,194,319)     (13,263,070)
   Net change in unrealized appreciation/(depreciation)
      on investments ....................................          2,129,606          1,196,262            79,575            5,812
                                                                 -----------        -----------       -----------     ------------
   Net realized and unrealized loss on
      investments .......................................         (3,960,774)        (1,743,418)       (2,114,744)     (13,257,258)
                                                                 -----------        -----------       -----------     ------------
NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ......................................        $(4,198,779)       $(1,923,977)      $(2,017,256)    $(13,340,016)
                                                                 ===========        ===========       ===========     ============

----------
* Net of foreign  withholding  taxes of $2,298,  $310, $343 and $2,641 for the Emerging Growth Fund, Growth Fund, Mid Cap Fund and
  Small Cap Value Fund, respectively.

The accompanying notes are an integral part of the financial statements.

                                     (LOGO)
                              n/i NUMERIC INVESTORS
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                   EMERGING GROWTH                            GROWTH
                                                                        FUND                                   FUND
                                                         ----------------------------------     ----------------------------------
                                                              FOR THE           FOR THE              FOR THE           FOR THE
                                                         SIX MONTHS ENDED       FISCAL          SIX MONTHS ENDED       FISCAL
                                                         FEBRUARY 28, 2003    YEAR ENDED        FEBRUARY 28, 2003    YEAR ENDED
                                                            (UNAUDITED)     AUGUST 31, 2002        (UNAUDITED)     AUGUST 31, 2002
                                                         -----------------  ---------------     -----------------  ---------------
INCREASE/(DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS:
   Net investment income/(loss) .........................   $  (238,005)     $   (833,120)         $  (180,559)      $  (359,234)
   Net realized gain/(loss) from investments ............    (6,090,380)          635,625           (2,939,680)       (2,221,509)
   Net change in unrealized appreciation/(depreciation)
      on investments ....................................     2,129,606        (8,936,144)           1,196,262        (2,217,432)
                                                            -----------      ------------          -----------       -----------
   Net increase/(decrease) in net assets resulting
      from operations ...................................    (4,198,779)       (9,133,639)          (1,923,977)       (4,798,175)
                                                            -----------      ------------          -----------       -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ................................            --                --                   --                --
   Net realized capital gains ...........................            --                --                   --                --
                                                            -----------      ------------          -----------       -----------
   Total dividends and distributions to shareholders ....            --                --                   --                --
                                                            -----------      ------------          -----------       -----------
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 5) ..................     4,939,479       (33,927,799)            (411,536)       (1,098,115)
                                                            -----------      ------------          -----------       -----------
   Total increase/(decrease) in net assets ..............       740,700       (43,061,438)          (2,335,513)       (5,896,290)

NET ASSETS
   Beginning of period ..................................    96,865,111       139,926,549           34,033,877        39,930,167
                                                            -----------      ------------          -----------       -----------
   End of period* .......................................   $97,605,811      $ 96,865,111          $31,698,364       $34,033,877
                                                            ===========      ============          ===========       ===========
                                                                         MID CAP                          SMALL CAP VALUE
                                                                           FUND                                FUND
                                                         ----------------------------------    ----------------------------------
                                                              FOR THE           FOR THE             FOR THE           FOR THE
                                                         SIX MONTHS ENDED       FISCAL         SIX MONTHS ENDED       FISCAL
                                                         FEBRUARY 28, 2003    YEAR ENDED       FEBRUARY 28, 2003    YEAR ENDED
                                                            (UNAUDITED)     AUGUST 31, 2002       (UNAUDITED)     AUGUST 31, 2002
                                                         -----------------  ---------------    -----------------  ---------------
INCREASE/(DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS:
   Net investment income/(loss) .........................   $    97,488       $   167,407        $    (82,758)     $   (344,322)
   Net realized gain/(loss) from investments ............    (2,194,319)       (1,498,981)        (13,263,070)        9,707,831
   Net change in unrealized appreciation/(depreciation)
      on investments ....................................        79,575        (1,234,846)              5,812        (4,975,947)
                                                            -----------       -----------        ------------      ------------
   Net increase/(decrease) in net assets resulting
      from operations ...................................    (2,017,256)       (2,566,420)        (13,340,016)        4,387,562
                                                            -----------       -----------        ------------      ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ................................      (167,268)         (145,129)                 --           (38,820)
   Net realized capital gains ...........................            --                --         (10,075,786)       (5,799,905)
                                                            -----------       -----------        ------------      ------------
   Total dividends and distributions to shareholders ....      (167,268)         (145,129)        (10,075,786)       (5,838,725)
                                                            -----------       -----------        ------------      ------------
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 5) ..................      (516,005)       (3,377,823)         11,998,548        96,267,850
                                                            -----------       -----------        ------------      ------------
   Total increase/(decrease) in net assets ..............    (2,700,529)       (6,089,372)        (11,417,254)       94,816,687

NET ASSETS
   Beginning of period ..................................    25,108,829        31,198,201         130,380,316        35,563,629
                                                            -----------       -----------        ------------      ------------
   End of period* .......................................   $22,408,300       $25,108,829        $118,963,062      $130,380,316
                                                            ===========       ===========        ============      ============

-----------
* Includes undistributed net investment income/(loss) as follows:

                                                FOR THE             FOR THE
                                           SIX MONTHS ENDED         FISCAL
                                           FEBRUARY 28, 2003      YEAR ENDED
                                              (UNAUDITED)       AUGUST 31, 2002
                                           -----------------    ---------------
   Emerging Growth Fund ..................    $(238,005)                 --
   Growth Fund ...........................     (180,559)                 --
   Mid Cap Fund ..........................       97,488            $167,268
   Small Cap Value Fund ..................      (82,758)                 --

The accompanying notes are an integral part of the financial statements.

                                     28 & 29

                                     (LOGO)
                              n/i NUMERIC INVESTORS
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                                  EMERGING GROWTH FUND
                                                    -----------------------------------------------------------------------------
                                                         FOR THE
                                                    SIX MONTHS ENDED             FOR THE FISCAL YEARS ENDED AUGUST 31,
                                                    FEBRUARY 28, 2003   ---------------------------------------------------------
                                                       (UNAUDITED)        2002          2001        2000        1999        1998
                                                    -----------------   -------       -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ...............    $ 11.81         $ 12.73       $ 20.99     $ 18.03     $ 12.52     $ 18.47
                                                        -------         -------       -------     -------     -------     -------
Net investment loss ................................      (0.03)          (0.10)        (0.07)      (0.10)      (0.18)      (0.07)
Net realized and unrealized gain/(loss) on
   investments(1) ..................................      (0.47)          (0.82)        (3.58)       7.39        6.72       (3.23)
                                                        -------         -------       -------     -------     -------     -------
Net increase/(decrease) in net assets resulting
   from operations .................................      (0.50)          (0.92)        (3.65)       7.29        6.54       (3.30)
                                                        -------         -------       -------     -------     -------     -------
Distributions to shareholders from:
Net realized capital gains .........................         --              --         (4.61)      (4.33)      (1.03)      (2.65)
                                                        -------         -------       -------     -------     -------     -------
Net asset value, end of period .....................    $ 11.31         $ 11.81       $ 12.73     $ 20.99     $ 18.03     $ 12.52
                                                        =======         =======       =======     =======     =======     =======
Total investment return(2) .........................      (4.23)%         (7.23)%      (20.16)%     54.42%      56.09%     (20.74)%
                                                        =======         =======       =======     =======     =======     =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ..........    $97,606         $96,865      $139,927    $134,533    $ 76,349     $99,266
Ratio of expenses to average net assets(3) .........       1.24%(4)        1.12%         1.07%       1.00%       1.00%       1.00%
Ratio of expenses to average net assets
   without waivers and expense
   reimbursements, if any ..........................       1.40%(4)        1.26%         1.25%       1.28%       1.26%       1.23%
Ratio of net investment loss to average
   net assets(3) ...................................      (0.50)%(4)      (0.75)%       (0.67)%     (0.55)%     (0.46)%     (0.41)%
Portfolio turnover rate ............................      95.03%         216.40%       280.00%     297.08%     316.02%     408.70%

                                                                                       GROWTH FUND
                                                    ------------------------------------------------------------------------------
                                                         FOR THE
                                                     SIX MONTHS ENDED              FOR THE FISCAL YEARS ENDED AUGUST 31,
                                                    FEBRUARY 28, 2003    ---------------------------------------------------------
                                                       (UNAUDITED)        2002          2001         2000       1999        1998
                                                    -----------------    -------      -------      -------     -------     -------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ...............     $  9.07         $ 10.48      $ 23.69      $ 14.89     $  9.75     $ 16.29
                                                         -------         -------      -------      -------     -------     -------
Net investment loss ................................       (0.05)          (0.10)       (0.10)       (0.12)      (0.18)      (0.07)
Net realized and unrealized gain/(loss) on
   investments(1) ..................................       (0.46)          (1.31)       (6.59)        9.29        5.33       (3.98)
                                                         -------         -------      -------      -------     -------     -------
Net increase/(decrease) in net assets resulting
   from operations .................................       (0.51)          (1.41)       (6.69)        9.17        5.15       (4.05)
                                                         -------         -------      -------      -------     -------     -------
Distributions to shareholders from:
Net realized capital gains .........................          --              --        (6.52)       (0.37)      (0.01)      (2.49)
                                                         -------         -------      -------      -------     -------     -------
Net asset value, end of period .....................     $  8.56         $  9.07      $ 10.48      $ 23.69     $ 14.89     $  9.75
                                                         =======         =======      =======      =======     =======     =======
Total investment return(2) .........................       (5.62)%        (13.45)%     (36.45)%      63.11%      52.80%     (29.03)%
                                                         =======         =======      =======      =======     =======     =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ..........     $31,698         $34,034      $39,930      $79,520     $62,376     $77,840
Ratio of expenses to average net assets(3) .........        1.82%(4)        1.35%        1.08%        1.00%       1.00%       1.00%
Ratio of expenses to average net assets
   without waivers and expense
   reimbursements, if any ..........................        2.15%(4)        1.54%        1.36%        1.32%       1.30%       1.24%
Ratio of net investment loss to average
   net assets(3) ...................................       (1.11)%(4)      (0.96)%      (0.70)%      (0.59)%     (0.45)%     (0.50)%
Portfolio turnover rate ............................       97.32%         241.28%      271.29%      228.69%     309.60%     338.40%

-----------
(1) The amounts shown for a share outstanding  throughout the respective periods are not in accord with the changes in the aggregate gains and losses on investments  during the respective periods because of the timing of the sales and repurchases of fund shares in relation to fluctuating net asset values during the respective periods.
(2) Total  investment  return is  calculated  assuming a purchase of shares on the first day and a sale of shares on the last day of each period  reported and includes  reinvestment  of dividends  and  distributions,  if any.  Total  investment  returns are not annualized.
(3) Reflects waivers and expense reimbursements, if any.
(4) Annualized.

The accompanying notes are an integral part of the financial statements.

                                     30 & 31

                                     (LOGO)
                              n/i NUMERIC INVESTORS
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                        FINANCIAL HIGHLIGHTS (CONCLUDED)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                                     MID CAP FUND
                                                    -----------------------------------------------------------------------------
                                                         FOR THE
                                                    SIX MONTHS ENDED             FOR THE FISCAL YEARS ENDED AUGUST 31,
                                                    FEBRUARY 28, 2003   ---------------------------------------------------------
                                                       (UNAUDITED)        2002          2001        2000        1999        1998
                                                    -----------------   -------       -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ...............     $ 11.98        $ 13.16       $ 19.22     $ 16.89     $ 13.30     $ 17.16
                                                         -------        -------       -------     -------     -------     -------
Net investment income/(loss) .......................        0.05           0.08          0.06        0.08        0.05        0.05
Net realized and unrealized gain/(loss) on
   investments and futures transactions,
   if any(1) .......................................       (1.01)         (1.22)        (2.98)       4.25        4.97       (1.24)
                                                         -------        -------       -------     -------     -------     -------
Net increase/(decrease) in net assets resulting
   from operations .................................       (0.96)         (1.14)        (2.92)       4.33        5.02       (1.19)
                                                         -------        -------       -------     -------     -------     -------
Dividends and distributions to shareholders from:
Net investment income ..............................       (0.08)         (0.06)        (0.08)      (0.03)      (0.06)      (0.06)
Net realized capital gains .........................          --             --         (3.06)      (1.97)      (1.37)      (2.61)
                                                         -------        -------       -------     -------     -------     -------
Total dividends and distributions to shareholders ..       (0.08)         (0.06)        (3.14)      (2.00)      (1.43)      (2.67)
                                                         -------        -------       -------     -------     -------     -------
Redemption fees (Note 5) ...........................          --           0.02            --          --          --          --
                                                         -------        -------       -------     -------     -------     -------
Net asset value, end of period .....................     $ 10.94        $ 11.98       $ 13.16     $ 19.22     $ 16.89     $ 13.30
                                                         =======        =======       =======     =======     =======     =======
Total investment return(2) .........................       (8.02)%        (8.48)%      (17.42)%     29.61%      41.61%      (8.97)%
                                                         =======        =======       =======     =======     =======     =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ..........     $22,408        $25,109       $31,198     $44,430     $49,156    $110,176
Ratio of expenses to average net assets(3) .........        0.94%(4)       0.85%         0.91%       1.00%       1.00%       1.00%
Ratio of expenses to average net assets without
   waivers and expense reimbursements, if any ......        1.50%(4)       1.27%         1.39%       1.61%       1.33%       1.26%
Ratio of net investment income/(loss) to average
   net assets(3) ...................................        0.84%(4)       0.59%         0.39%       0.40%       0.31%       0.36%
Portfolio turnover rate ............................      102.01%        270.77%       318.28%     378.17%     384.71%     341.73%

                                                                                  SMALL CAP VALUE FUND
                                                    --------------------------------------------------------------------------------
                                                           FOR THE                                                  FOR THE PERIOD
                                                     SIX MONTHS ENDED    FOR THE FISCAL YEARS ENDED AUGUST 31,    NOVEMBER 30, 1998*
                                                    FEBRUARY 28, 2003    -------------------------------------         THROUGH
                                                        (UNAUDITED)        2002           2001           2000       AUGUST 31, 1999
                                                    -----------------    --------        -------       -------    ------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ...............      $ 16.86        $  17.61        $ 12.91       $ 12.86          $ 12.00
                                                          -------        --------        -------       -------          -------
Net investment income/(loss) .......................        (0.01)          (0.05)          0.02          0.15             0.10
Net realized and unrealized gain/(loss) on
   investments and futures transactions,
   if any(1) .......................................        (1.52)           1.71           4.79          1.32             0.76
                                                          -------        --------        -------       -------          -------
Net increase/(decrease) in net assets resulting
   from operations .................................        (1.53)           1.66           4.81          1.47             0.86
                                                          -------        --------        -------       -------          -------
Dividends and distributions to shareholders from:
Net investment income ..............................           --           (0.02)         (0.14)        (0.10)              --
Net realized capital gains .........................        (1.41)          (2.58)            --         (1.32)              --
                                                          -------        --------        -------       -------          -------
Total dividends and distributions to shareholders ..        (1.41)          (2.60)         (0.14)        (1.42)              --
                                                          -------        --------        -------       -------          -------
Redemption fees (Note 5) ...........................         0.04            0.19           0.03            --               --
                                                          -------        --------        -------       -------          -------
Net asset value, end of period .....................      $ 13.96        $  16.86        $ 17.61       $ 12.91          $ 12.86
                                                          =======        ========        =======       =======          =======
Total investment return(2) .........................        (8.87)%         13.31%         37.97%        13.94%            7.17%
                                                          =======        ========        =======       =======          =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ..........     $118,963        $130,380        $35,564       $13,481          $11,498
Ratio of expenses to average net assets(3) .........         1.82%(4)        1.73%          1.67%         1.00%            1.00%(4)
Ratio of expenses to average net assets without
   waivers and expense reimbursements, if any ......         1.97%(4)        1.88%          2.14%         2.34%            2.59%(4)
Ratio of net investment income/(loss) to average
   net assets(3) ...................................        (0.14)%(4)      (0.35)%         0.17%         1.35%            1.15%(4)
Portfolio turnover rate ............................       118.24%         275.73%        277.28%       256.28%          212.55%

-----------
*   Commencement of operations.
(1) The amounts shown for a share outstanding  throughout the respective periods are not in accord with the changes in the aggregate gains and losses on investments  during the respective periods because of the timing of the sales and repurchases of fund shares in relation to fluctuating net asset values during the respective periods.
(2) Total  investment  return is  calculated  assuming a purchase of shares on the first day and a sale of shares on the last day of each period  reported and includes  reinvestment  of dividends  and  distributions,  if any.  Total  investment  returns are not annualized.
(3) Reflects waivers and expense reimbursements, if any.
(4) Annualized.

The accompanying notes are an integral part of the financial statements.

                                     32 & 33

                                     (LOGO)
                              n/i NUMERIC INVESTORS
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. ("RBB") was incorporated under the laws of the State of Maryland on February 29, 1988, and is registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act") as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently RBB has fourteen investment portfolios, including the n/i NUMERIC INVESTORS FAMILY OF FUNDS ("n/i numeric investors Family") which consists of four diversified portfolios: n/i NUMERIC INVESTORS Emerging Growth Fund ("Emerging Growth Fund"), n/i NUMERIC INVESTORS Growth Fund ("Growth Fund"), n/i NUMERIC INVESTORS Mid Cap Fund ("Mid Cap Fund") and n/i NUMERIC INVESTORS Small Cap Value Fund ("Small Cap Value Fund") (each a "Fund," collectively the "Funds").

RBB has  authorized  capital of thirty  billion  shares of common stock of which
21.073 billion are currently classified into ninety-five classes of Common Stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into seven separate "families," all of which have begun investment operations.

USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

PORTFOLIO VALUATION -- The net asset value of each Fund is calculated as of the close of regular trading on the NYSE on each business day. Each Fund's securities are valued at the last reported sales price on the national securities exchange or national securities market on which such shares are primarily traded. If no sales are reported, and in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors. With the approval of RBB's Board of Directors, each Fund may use a pricing service, bank or broker-dealer experienced in such matters to value its securities. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

REPURCHASE AGREEMENTS -- Each Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom each Fund enters into repurchase agreements are banks and broker/dealers, which Numeric Investors L.P.(R) (the Funds' "Adviser" or "Numeric") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. Numeric marks to market daily the value of the collateral, and, if necessary, requires the seller to deposit additional collateral by the next business day, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose each Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

                                     (LOGO)
                              n/i NUMERIC INVESTORS
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- The Funds record security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Expenses incurred on behalf of a specific fund or fund family are charged directly to the fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB families (such as director or professional fees) are charged to all funds in proportion to their net assets of the RBB Funds. Expenses and fees, including investment advisory and administration fees are accrued daily and taken into account for the purpose of determining the net asset value of the Funds.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and from net realized capital gains, if any, will be declared and recorded on the ex-dividend date and paid at least annually to shareholders. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences can include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the composition of net assets.

U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. federal income and all excise taxes.

2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Numeric serves as each Fund's investment adviser. Numeric is entitled to a performance-based fee for its advisory services for the Growth, Mid Cap and Small Cap Value Funds calculated at the end of each month using a basic fee of 0.85% of average daily net assets and a performance fee adjustment based on each Fund's performance during the last rolling 12-month period. Each Fund's net performance is compared with the performance of its benchmark index during that same rolling 12-month period. When a Fund's performance is at least 5.00% better than its benchmark, it would pay Numeric more than the basic fee. If a Fund did not perform at least 4.00% better than its benchmark, Numeric would be paid less than the basic fee. Each 1.00% of the difference in performance between a Fund and its benchmark plus 4.00% during the performance period would result in a 0.10% adjustment to the basic fee. The maximum annualized performance adjustment rate would be + or - 0.50% of average daily net assets which would be added to or deducted from the basic fee.

Numeric is entitled to receive 0.75% of the Emerging Growth Fund's average daily net assets, computed daily and payable monthly for its advisory services.

                                     (LOGO)
                              n/i NUMERIC INVESTORS
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


Numeric has agreed that until December 31, 2003, it will waive its advisory fee and/or reimburse expenses (other than brokerage commissions, extraordinary items, interest and taxes) in an aggregate amount equal to the amount by which the Growth, Mid Cap and/or Small Cap Value Funds' total other expenses (other than investment advisory fees, expenses attributable to the Shareholder Services Plan, brokerage commissions, extraordinary items, interest and taxes) exceed 0.50% of such Fund's average daily net assets. Numeric has agreed that until December 31, 2003, it will limit the Emerging Growth Fund's total expenses to the extent that such expenses, other than expenses attributable to the Shareholder Services Plan, exceed 1.25% of average daily net assets.

As necessary, these limitations were effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee. For the six months ended February 28, 2003, investment advisory fees, waivers and reimbursements of expenses were as follows:

                                                          TOTAL                       NET          EXPENSE
FUND                                                  ADVISORY FEES   WAIVERS    ADVISORY FEES  REIMBURSEMENT
----                                                  -------------  --------    -------------  -------------
Emerging Growth Fund ...............................    $356,340     $ (5,145)     $351,195           --
Growth Fund ........................................     214,568      (29,681)      184,887           --
Mid Cap Fund .......................................      50,567      (44,270)        6,297       $3,604
Small Cap Value Fund ...............................     790,146         (678)      789,468           --

The Funds will not pay Numeric at a later time for any amounts it may waive or any amounts, which Numeric has assumed.

PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, and Bear Stearns Funds Management Inc. ("BSFM"), a wholly-owned subsidiary of The Bear Stearns Companies Inc., serve as co-administrators for each Fund. For providing administrative services PFPC is entitled to receive a monthly fee equal to an annual rate of 0.125% of each Fund's average daily net assets subject to a minimum monthly fee of $6,250 per Fund. BSFM is entitled to receive a monthly fee equal to an annual rate of 0.05% on the first $150 million and 0.02% of each Fund's average daily net assets thereafter.

For the six months ended February 28, 2003, PFPC, at its discretion, voluntarily agreed to waive a portion of its administration fees. During such period, PFPC's co-administration fees and related waivers were as follows:

                                                                   TOTAL PFPC           PFPC             NET PFPC
FUND                                                         CO-ADMINISTRATION FEES    WAIVERS    CO-ADMINISTRATION FEES
----                                                         ----------------------    --------   ----------------------
Emerging Growth Fund ....................................           $64,034            $(10,690)          $53,344
Growth Fund .............................................            42,292              (2,500)           39,792
Mid Cap Fund ............................................            41,099              (2,500)           38,599
Small Cap Value Fund ....................................            77,360             (13,169)           64,191

In addition, PFPC serves as each Fund's transfer and dividend disbursing agent. For the six months ended February 28, 2003, transfer agency fees were $29,919, $23,999, $23,999 and $30,364 for the Emerging Growth Fund, Growth Fund, Mid Cap Fund and Small Cap Value Fund, respectively.

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                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


PFPC Distributors, Inc. ("PFPC Distributors"), a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., provides certain administrative services to each Fund. As compensation for such administrative services, PFPC Distributors received a monthly fee equal to an annual rate of 0.15% of each Fund's average daily net assets.

For the six months ended February 28, 2003, PFPC Distributors, at its discretion, voluntarily agreed to waive a portion of its administrative services fees for each Fund. During such period, administrative services fees were as follows:

                                   TOTAL
                               ADMINISTRATIVE                NET ADMINISTRATIVE
FUND                            SERVICES FEES    WAIVERS       SERVICES FEES
----                           --------------    --------    ------------------
Emerging Growth Fund ........      $71,268       $(61,766)         $ 9,502
Growth Fund .................       24,424        (21,168)           3,256
Mid Cap Fund ................       17,492        (15,160)           2,332
Small Cap Value Fund ........       87,794        (76,088)          11,706

3. SHAREHOLDER SERVICES PLAN

On January 22, 2003, the Board of Directors approved a Shareholder Services Plan which permits the Funds to pay fees to certain Shareholder Organizations of up to 0.25% of the average daily net assets of each Fund for which such Shareholder Organizations provide services for the benefit of customers. The Shareholder Services Plan will become effective March 1, 2003.

4. INVESTMENT IN SECURITIES

For the six months ended February 28, 2003, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

FUND                                              PURCHASES            SALES
----                                            ------------       ------------
Emerging Growth Fund .......................    $ 91,411,575       $ 86,934,099
Growth Fund ................................      30,594,605         31,143,296
Mid Cap Fund ...............................      23,176,361         23,935,347
Small Cap Value Fund .......................     140,244,395        137,499,738

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                                [GRAPHIC OMITTED]

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


5. CAPITAL SHARE TRANSACTIONS

As of February 28, 2003, each Fund has 50,000,000 shares of $0.001 par value capital stock authorized.

Transactions in capital shares for the respective periods were as follows:

                                              EMERGING GROWTH FUND
                             --------------------------------------------------
                                     FOR THE
                                SIX MONTHS ENDED               FOR THE
                                FEBRUARY 28, 2003         FISCAL YEAR ENDED
                                   (UNAUDITED)             AUGUST 31, 2002
                             ----------------------   -------------------------
                              SHARES       AMOUNT       SHARES        AMOUNT
                             --------   -----------   ----------   ------------
Sales ......................  628,322   $ 7,280,909    1,337,023   $ 17,701,165
Repurchases ................ (204,755)   (2,341,430)  (2,706,477)   (35,503,100)
In-kind redemption .........       --            --   (1,423,289)   (16,125,864)
                             --------   -----------   ----------   ------------
Net increase/(decrease) ....  423,567   $ 4,939,479   (2,792,743)  $(33,927,799)
                             ========   ===========   ==========   ============

                                                 GROWTH FUND
                             --------------------------------------------------
                                     FOR THE
                                SIX MONTHS ENDED               FOR THE
                                FEBRUARY 28, 2003         FISCAL YEAR ENDED
                                   (UNAUDITED)             AUGUST 31, 2002
                             ----------------------   -------------------------
                              SHARES       AMOUNT      SHARES          AMOUNT
                             -------      ---------   --------      -----------
Sales ......................  44,482      $ 390,777    296,000      $ 2,616,826
Repurchases ................ (91,483)      (802,313)  (356,125)      (3,714,941)
                             -------      ---------   --------      -----------
Net decrease ............... (47,001)     $(411,536)   (60,125)     $(1,098,115)
                             =======      =========   ========      ===========

                                                MID CAP FUND
                             --------------------------------------------------
                                     FOR THE
                                SIX MONTHS ENDED               FOR THE
                                FEBRUARY 28, 2003         FISCAL YEAR ENDED
                                   (UNAUDITED)             AUGUST 31, 2002
                             ----------------------   -------------------------
                              SHARES       AMOUNT      SHARES         AMOUNT
                             --------   -----------   --------      -----------
Sales ......................   58,364   $   667,192    480,281      $ 6,158,580
Repurchases ................ (120,529)   (1,346,114)  (766,504)      (9,678,272)
Reinvestments ..............   14,677       162,917     11,764          141,869
                             --------   -----------   --------      -----------
Net decrease ...............  (47,488)  $  (516,005)  (274,459)     $(3,377,823)
                             ========   ===========   ========      ===========

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                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


                                           SMALL CAP VALUE FUND
                        -------------------------------------------------------
                                 FOR THE
                            SIX MONTHS ENDED                   FOR THE
                            FEBRUARY 28, 2003             FISCAL YEAR ENDED
                               (UNAUDITED)                 AUGUST 31, 2002
                        ------------------------       ------------------------
                          SHARES       AMOUNT            SHARES        AMOUNT
                        ----------  ------------       ----------  ------------
Sales ................   2,782,121  $ 41,377,640       10,892,105  $187,038,373
Repurchases ..........  (2,672,320)  (38,859,723)      (5,580,966)  (96,476,291)
Reinvestments ........     676,705     9,480,631          402,382     5,705,768
                        ----------  ------------       ----------  ------------
Net increase .........     786,506  $ 11,998,548        5,713,521  $ 96,267,850
                        ==========  ============       ==========  ============

Effective August 12, 2002, there is a 2.00% redemption fee on shares redeemed which have been held for less than one year on each of the Funds. For shares purchased prior to August 12, 2002, there was a 1.50% redemption fee on shares redeemed which have been held for less than one year on each of the Funds. For the six months ended February 28, 2003, these fees amounted to $11,345, $359, $5,031 and $344,827 for the Emerging Growth Fund, Growth Fund, Mid Cap Fund and Small Cap Value Fund, respectively. The redemption fees are collected and retained by each Fund for the benefit of the remaining shareholders and recorded as additional paid-in capital.

6. SECURITIES LENDING

Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and collateral being maintained by the lender is insufficient to cover the value of loaned securities, the borrower is obligated to pay the amount of the shortfall (and interest thereon) to the Funds. However, there can be no assurance the Funds can recover this amount. The value of securities on loan to brokers and the related collateral received at February 28, 2003, were as follows:

                                        VALUE OF
FUND                               SECURITIES ON LOAN       VALUE OF COLLATERAL
----                               ------------------       -------------------
Emerging Growth Fund ............     $10,260,041               $10,452,070
Growth Fund .....................       1,467,893                 1,494,179
Mid Cap Fund ....................         903,761                   922,491
Small Cap Value Fund ............       6,661,105                 6,783,269

Collateral received from securities out on loan to broker/dealers is in the form of U.S. Treasury securities with any cash collateral received invested into repurchase agreements with Bear, Stearns & Co. Inc., which in turn are collateralized by various U.S. Treasury securities. The stated interest rate on repurchase agreements is net of rebate paid to the borrower on securities loaned.
                                       39
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                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


Collateral for repurchase agreements in connection with securities lending at February 28, 2003 are listed below:

                                                                                   EMERGING GROWTH FUND
                                                     ----------------------------------------------------------------------------
                                                     PRINCIPAL
                                                      AMOUNT                                               ACCRUED
ISSUER                                                (000'S)    INTEREST RATE   MATURITY   MARKET VALUE   INTEREST   TOTAL VALUE
------                                               ---------   -------------   --------   ------------  ---------   -----------
Related Collateral:
United States Treasury Note ......................      $810        5.250%       05/15/04     $848,345     $12,285      $860,630

                                                                                       GROWTH FUND
                                                     ----------------------------------------------------------------------------
                                                     PRINCIPAL
                                                      AMOUNT                                               ACCRUED
ISSUER                                                (000'S)    INTEREST RATE   MATURITY   MARKET VALUE   INTEREST   TOTAL VALUE
------                                               ---------   -------------   --------   ------------  ---------   -----------
Related Collateral:
United States Treasury Note ......................      $ 15        5.250%       05/15/04     $ 15,710     $   227      $ 15,937
United States Treasury Bond ......................       255        7.250        05/15/16      332,097       5,341       337,438
                                                                                              --------     -------      --------
                                                                                              $347,807     $ 5,568      $353,375
                                                                                              ========     =======      ========

                                                                                       MID CAP FUND
                                                     ----------------------------------------------------------------------------
                                                     PRINCIPAL
                                                      AMOUNT                                               ACCRUED
ISSUER                                                (000'S)    INTEREST RATE   MATURITY   MARKET VALUE   INTEREST   TOTAL VALUE
------                                               ---------   -------------   --------   ------------  ---------   -----------
Related Collateral:
United States Treasury Bond ......................      $ 65        7.250%      05/15/16      $ 84,652     $ 1,361      $ 86,013

                                                                                   SMALL CAP VALUE FUND
                                                     ----------------------------------------------------------------------------
                                                     PRINCIPAL
                                                      AMOUNT                                               ACCRUED
ISSUER                                                (000'S)    INTEREST RATE   MATURITY   MARKET VALUE   INTEREST   TOTAL VALUE
------                                               ---------   -------------   --------   ------------  ---------   -----------
Related Collateral:
United States Treasury Bond ......................      $430        7.250%       05/15/16     $560,006     $ 9,006      $569,012

                                       40
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                                [GRAPHIC OMITTED]

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


7. COLLATERAL FOR REPURCHASE AGREEMENTS

Listed below is the collateral associated with the repurchase agreements with Bear, Stearns & Co. Inc., outstanding at February 28, 2003:

                                                                                  EMERGING GROWTH FUND
                                                     ----------------------------------------------------------------------------
                                                     PRINCIPAL
                                                      AMOUNT                                               ACCRUED
ISSUER                                                (000'S)    INTEREST RATE   MATURITY   MARKET VALUE   INTEREST   TOTAL VALUE
------                                               ---------   -------------   --------   ------------  ---------   -----------
United States Treasury Note ......................    $3,605        5.250%       05/15/04    $3,775,661    $54,675    $3,830,336

                                                                                      GROWTH FUND
                                                     ----------------------------------------------------------------------------
                                                     PRINCIPAL
                                                      AMOUNT                                               ACCRUED
ISSUER                                                (000'S)    INTEREST RATE   MATURITY   MARKET VALUE   INTEREST   TOTAL VALUE
------                                               ---------   -------------   --------   ------------  ---------   -----------
United States Treasury Bond ......................    $  865        7.250%      05/15/16     $1,126,524    $18,117    $1,144,641

                                                                                      MID CAP FUND
                                                     ----------------------------------------------------------------------------
                                                     PRINCIPAL
                                                      AMOUNT                                               ACCRUED
ISSUER                                                (000'S)    INTEREST RATE   MATURITY   MARKET VALUE   INTEREST   TOTAL VALUE
------                                               ---------   -------------   --------   ------------  ---------   -----------
United States Treasury Bond ......................    $  235        7.250%      05/15/16     $  306,050    $ 4,922    $  310,972

                                                                                 SMALL CAP VALUE FUND
                                                     ----------------------------------------------------------------------------
                                                     PRINCIPAL
                                                      AMOUNT                                               ACCRUED
ISSUER                                                (000'S)    INTEREST RATE   MATURITY   MARKET VALUE   INTEREST   TOTAL VALUE
------                                               ---------   -------------   --------   ------------  ---------   -----------
United States Treasury Bond ......................    $1,805        7.250%      05/15/16     $2,350,724    $37,804    $2,388,528

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                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


8. FEDERAL INCOME TAX INFORMATION

At February 28, 2003, Federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

                                                                                                         NET UNREALIZED
                                                      FEDERAL TAX      UNREALIZED        UNREALIZED       APPRECIATION/
FUND                                                     COST         APPRECIATION      DEPRECIATION      DEPRECIATION
----                                                 ------------     ------------      ------------     --------------
Emerging Growth Fund ............................    $ 96,277,458      $7,752,178       $(5,740,065)      $ 2,012,113
Growth Fund .....................................      32,286,078       2,168,769        (2,674,767)         (505,998)
Mid Cap Fund ....................................      23,669,152         794,939        (2,222,913)       (1,427,974)
Small Cap Value Fund ............................     122,821,539       4,907,286        (8,567,595)       (3,660,309)


As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                              UNDISTRIBUTED     UNDISTRIBUTED
                                                ORDINARY          LONG-TERM
FUND                                             INCOME             GAINS
----                                          -------------     -------------
Emerging Growth Fund .....................            --                 --
Growth Fund ..............................            --                 --
Mid Cap Fund .............................    $  167,268                 --
Small Cap Value Fund .....................     8,972,231         $1,102,604

At August 31, 2002, the Funds had capital loss carryforwards available to offset future capital gains through the indicated expiration dates:

                                                       EXPIRING AUGUST 31,
FUND                                               2009                2010
----                                            ----------         -----------
Emerging Growth Fund ....................       $2,130,088         $ 7,204,921
Growth Fund .............................        1,057,047          13,200,351
Mid Cap Fund ............................          506,551           5,467,943
Small Cap Value Fund ....................               --                  --

Under Federal tax law, capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the fiscal year ended August 31, 2002, the Growth Fund incurred and elected to defer post-October capital losses of $78,857. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for U.S. federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal tax purposes.


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                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)


The tax character of dividends and distributions paid during this semi-annual period and the last two fiscal years was as follows:

                                         ORDINARY     LONG-TERM
FUND                          YEAR        INCOME        GAINS           TOTAL
----                          ----     -----------    ----------     -----------
Emerging Growth Fund
                              2003              --            --              --
                              2002              --            --              --
                              2001     $28,101,243    $1,335,389     $29,436,632
Growth Fund
                              2003              --            --              --
                              2002              --            --              --
                              2001      20,443,280     1,414,550      21,857,830
Mid Cap Fund
                              2003         167,268            --         167,268
                              2002         145,129            --         145,129
                              2001       7,191,628            --       7,191,628
Small Cap Value Fund
                              2003       8,972,686     1,103,100      10,075,786
                              2002       4,929,706       909,019       5,838,725
                              2001         149,957            --         149,957


                                       43
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                 One Memorial Drive
                 Cambridge, MA 02142

              1-800-numeric [686-3742]
               http://www.numeric.com

      INVESTMENT ADVISER
           Numeric Investors L.P.(R)
           One Memorial Drive
           Cambridge, MA 02142

      CO-ADMINISTRATORS
           Bear Stearns Funds Management Inc.
           383 Madison Avenue
           New York, NY 10179

           PFPC Inc.
           Bellevue Corporate Center
           400 Bellevue Parkway
           Wilmington, DE 19809

      DISTRIBUTOR
           PFPC Distributors,Inc.
           760 Moore Road
           King of Prussia, PA 19406

      CUSTODIAN
           Custodial Trust Company
           101 Carnegie Center
           Princeton, NJ 08540

      TRANSFER AGENT
           PFPC Inc.
           Bellevue Corporate Center
           400 Bellevue Parkway
           Wilmington, DE 19809

      INDEPENDENT ACCOUNTANTS
           PricewaterhouseCoopers LLP
           Two Commerce Square
           Philadelphia, PA 19103

      COUNSEL
           Drinker Biddle & Reath LLP
           One Logan Square
           18th and Cherry Streets
           Philadelphia, PA 19103


The financial information included herein is taken from the records of each Fund without examination by independent accountants who do not express an opinion thereon.

This report is submitted for the general information of the shareholders of each Fund.It is not authorized for the distribution to prospective investors in each Fund unless it is preceded or accompanied by a current prospectus which includes details regarding each Fund's objectives, policies and other information. Total investment return is based on historical results and is not intended to indicate future performance. The total investment return and principal value of an investment in each Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than original cost.

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                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                               One Memorial Drive
                               Cambridge, MA 02142

                            1-800-numeric [686-3742]
                             http://www.numeric.com